UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

John A. Mooney

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Symmetry Panoramic Trust

SEMI-ANNUAL REPORT

FEBRUARY 28, 2019

Symmetry Panoramic US Equity Fund (SPUSX)

Symmetry Panoramic International Equity Fund (SPILX)

Symmetry Panoramic Global Equity Fund (SPGEX)

Symmetry Panoramic Tax-Managed Global Equity Fund (SPGTX)

Symmetry Panoramic US Fixed Income Fund (SPUBX)

Symmetry Panoramic Municipal Fixed Income Fund (SPMFX)

Symmetry Panoramic Global Fixed Income Fund (SPGBX)

Symmetry Panoramic Alternatives Fund (SPATX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports no longer will be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-844-796-3863.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-844-796-3863.Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Symmetry Panoramic Funds if you invest directly with the Funds.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

TABLE OF CONTENTS

Shareholders’ Letter	1
Schedules of Investments	3
Statements of Assets and Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	79
Financial Highlights	83
Notes to Financial Statements	91
Disclosure of Fund Expenses	128
Approval of Investment Advisory Agreement	130

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-796-3863; and (ii) on the SEC’s website at http://www.sec.gov.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019
(Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholders,

As is evidenced by this shareholder report, Symmetry Partners is pleased to announce that it successfully launched its family of eight open-end mutual funds, the Symmetry Panoramic Mutual Funds, in November 2018. These funds now boast assets under management nearing $2 billion, sourced from transitioning allocation models and new subscriptions.

We want to thank all of you who have embarked on this journey with us. Symmetry Partners has been managing client assets for nearly 25 years, most of those as a model manager, creating portfolios for thousands of investors grounded in our evidence-based investment philosophy. After a great deal of research and consideration of the market, we determined about two years ago that to continue to deliver on the strategy we promised to our clients, we would need to evolve how we implement that strategy.

The Symmetry investment philosophy rests on a foundational belief that academic research is the best source of insights into how to approach capital markets. We believe that factor investing, the process of looking for characteristics that drive higher potential returns, is one of the most important findings in that academic literature. Symmetry was an early adopter of this method of investing, and over the years, we have watched as much of the market has come around to factor investing. Research in this area has exploded, and the number of products with a factor focus has increased dramatically.

Delivering our solutions via our own set of mutual funds will enable us to be flexible and responsive in this environment. It will also allow us to access the full suite of products available, something we could never do before using just a model mechanism. The funds also allow Symmetry to aggregate its buying power, thereby better harnessing its own scale when working with other providers. It is important to note that nothing core to our philosophy has changed. Symmetry will remain the strategic, disciplined investment manager it always has been, basing its investment decisions on what we believe financial science tells us about what is in the best interests of our clients.

Market Discussion

Our first quarter of operations in the funds saw its share of ups and downs in capital markets. Geopolitical issues drove bouts of volatility during the fourth quarter of 2018. While many of these issues remain unresolved, Q1 2019 has seen global markets enjoy a strong recovery from the turmoil.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019
(Unaudited)

Domestic, International Developed and Emerging Markets equities have all had healthy rebounds for the year to date, posting positive returns.1 Fixed income indices have also posted positive results for 2019 thus far.2

Global factor performance continues to be a mixed bag, demonstrating the importance of factor diversification. Year to date, in both the U.S. and international markets, Quality and Small Cap exposure have provided positive performance, while Value, Momentum, and Minimum Volatility have struggled to keep pace.3

While a pullback in tightening by the Federal Reserve and other central banks has buoyed markets, uncertainty around Brexit looms large as a potential source of short-term volatility in equity and fixed income markets.

Amidst the ever-changing geopolitical landscape and potential return of volatility to global markets, Symmetry Partners believes investors are best served by staying focused on the long-term investment goals that prompted them to invest in the first place—otherwise they risk making decisions based solely on recent or short-term market movements. While the discipline this requires can be difficult during periods of market volatility, we see from the data that there are strong benefits to taking a path of broadly diversified exposures over time, and “staying the course” to fully realize those benefits.

Symmetry Partners, LLC is an investment advisory firm registered with the Securities and Exchange Commission. The firm only transacts business in states where it is properly registered, or excluded or exempted from registration requirements. No one should assume that future performance of any specific investment, investment strategy, product, or non-investment related content made reference to directly or indirectly in this material will be profitable. As with any investment strategy, there is the possibility of profitability as well as loss.

Carefully consider the funds’ investment objectives, risk, and charges and expenses. This and other information can be found in the funds’ prospectus which may be obtained by visiting www.panoramicfunds.com or by calling 1-844-SYM-FUND (844-796-3863). Please read the prospectus carefully before investing.

The funds are distributed by SEI Investment Distribution Company (SIDCO). SIDCO is not affiliated with Symmetry Partners, LLC.

Diversification seeks to improve performance by spreading your investment dollars into various asset classes to add balance to your portfolio. Using this methodology, however, does not guarantee a profit or protection from loss in a declining market. Past performance does not guarantee future results.

© Morningstar 2018. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied, adapted or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information, except where such damages or losses cannot be limited or excluded by law in your jurisdiction. Past financial performance is no guarantee of future results.

[1]	Morningstar Direct, as of Feb. 28, 2019.
[2]	Morningstar Direct, as of Feb. 28, 2019.
[3]	Morningstar Direct, as of Feb. 28, 2019.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 74.6%
	Shares	Value
DFA Real Estate Securities Portfolio, Cl I	912,631	$33,438,815
DFA US Core Equity 2 Portfolio, Cl I	6,895,848	148,398,654
DFA US Vector Equity Portfolio, Cl I	8,478,094	155,573,016
iShares Edge MSCI Min Vol USA ETF	899,020	51,675,669
Total Registered Investment Companies
(Cost $376,911,088)		389,086,154

COMMON STOCK — 22.5%

COMMUNICATION SERVICES — 1.2%
AMC Networks, Cl A *	3,449	226,634
Cable One	271	257,176
CenturyLink	16,224	213,995
Cinemark Holdings	2,117	79,663
Discovery *	7,483	216,259
IAC *	1,686	359,202
Interpublic Group	7,517	173,116
Match Group	5,655	313,174
Omnicom Group	2,491	188,569
Telephone & Data Systems	5,678	181,980
TripAdvisor *	4,018	213,637
Twitter *	4,637	142,727
United States Cellular *	2,885	134,700

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
Verizon Communications	31,737	$1,806,470
Viacom, Cl B	9,371	273,821
Walt Disney	10,959	1,236,613
		6,017,736
CONSUMER DISCRETIONARY — 3.4%
Advance Auto Parts	2,151	347,989
Amazon.com *	1,133	1,857,927
AutoZone *	466	437,560
Best Buy	5,002	344,338
Bright Horizons Family Solutions *	1,002	124,248
Burlington Stores *	2,536	430,461
Capri Holdings *	1,657	75,559
Chipotle Mexican Grill, Cl A *	684	415,550
Columbia Sportswear	2,202	226,696
Darden Restaurants	3,614	405,166
Dick's Sporting Goods	6,495	253,695
Dollar General	3,853	456,426
Domino's Pizza	1,019	255,708
DR Horton	4,190	162,949
Expedia Group	273	33,664
Foot Locker	5,493	326,943
Gap	4,959	125,959
Garmin	3,213	269,796
Gentex	8,426	171,385
Genuine Parts	2,804	305,019
Graham Holdings, Cl B	155	105,975
Grand Canyon Education *	1,200	138,816
H&R Block	6,011	145,166
Hasbro	1,258	106,804
Home Depot	2,739	507,098
Hyatt Hotels, Cl A	1,779	129,458
Kohl's	4,969	335,557
Lowe's	6,718	705,995
Lululemon Athletica *	3,324	499,996
Macy's	9,254	229,407
McDonald's	3,468	637,557
NIKE, Cl B	12,620	1,081,913
Nordstrom	5,108	241,506

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
O'Reilly Automotive *	1,464	$544,549
Penske Automotive Group	1,240	55,106
Pool	709	113,114
Ralph Lauren, Cl A	2,447	306,291
Ross Stores	4,934	467,891
ServiceMaster Global Holdings *	2,316	104,590
Starbucks	11,441	803,845
Tapestry	6,629	231,617
Target	5,959	432,862
Tiffany	2,315	220,018
TJX	13,342	684,311
Tractor Supply	3,263	311,127
Ulta Beauty *	1,311	409,674
Under Armour, Cl A *	10,331	232,964
Urban Outfitters *	6,011	185,439
VF	2,587	226,000
Williams-Sonoma	4,589	266,896
Yum! Brands	722	68,229
		17,556,809
CONSUMER STAPLES — 1.4%
Archer-Daniels-Midland	5,631	239,318
Casey's General Stores	1,337	180,147
Church & Dwight	5,934	390,457
Clorox	1,289	203,701
Costco Wholesale	3,600	787,464
Energizer Holdings	1,253	57,488
Estee Lauder, Cl A	2,438	382,620
Hershey	958	106,031
Hormel Foods	10,899	472,581
Kroger	14,524	425,989
Lamb Weston Holdings	6,479	449,060
McCormick	3,030	412,019
Nu Skin Enterprises, Cl A	713	42,858
Post Holdings *	1,938	197,443
Procter & Gamble	12,580	1,239,759
Sprouts Farmers Market *	5,110	119,165
Sysco	6,899	466,028
TreeHouse Foods *	587	35,560

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Walgreens Boots Alliance	7,228	$514,561
Walmart	5,630	557,314
		7,279,563
ENERGY — 0.7%
Chevron	7,710	921,962
ConocoPhillips	10,474	710,661
Continental Resources *	1,475	65,800
EOG Resources	792	74,448
Helmerich & Payne	819	44,390
HollyFrontier	4,251	217,651
Marathon Oil	2,337	38,794
Marathon Petroleum	3,478	215,671
Occidental Petroleum	2,419	160,017
PBF Energy, Cl A	4,637	144,071
Phillips 66	4,316	415,890
Valero Energy	4,673	381,130
Whiting Petroleum *	3,253	79,275
		3,469,760
FINANCIALS — 2.5%
Aflac	8,638	424,471
Alleghany	456	293,190
Allstate	2,963	279,648
American Express	6,212	669,281
American Financial Group	1,361	135,637
Aon	1,380	236,711
Arch Capital Group *	1,114	36,394
Assurant	978	100,724
Assured Guaranty	5,053	211,013
Axis Capital Holdings	4,645	265,090
BB&T	8,778	447,415
Capital One Financial	2,878	240,543
Chubb	1,858	248,786
Cincinnati Financial	1,751	152,022
Citizens Financial Group	5,086	187,877
CME Group, Cl A	4,452	809,863
Comerica	3,209	279,536
Commerce Bancshares	1,804	113,526
Credit Acceptance *	674	296,465

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Cullen	1,217	$126,178
Discover Financial Services	3,116	223,137
E*TRADE Financial	1,146	56,143
East West Bancorp	2,288	124,948
Erie Indemnity, Cl A	396	70,575
Evercore, Cl A	793	73,035
Everest Re Group	1,418	320,624
Fidelity National Financial	2,058	72,215
Fifth Third Bancorp	4,929	135,942
First Citizens BancShares, Cl A	116	50,643
Hanover Insurance Group	1,940	230,298
Huntington Bancshares	19,238	277,220
JPMorgan Chase	19,683	2,054,118
KeyCorp	15,026	265,359
Marsh & McLennan	1,358	126,321
Mercury General	2,018	106,894
Nasdaq	1,248	114,279
Old Republic International	8,930	186,280
Popular	2,887	162,769
Progressive	10,236	746,205
Prosperity Bancshares	663	49,360
Regions Financial	19,860	325,704
RenaissanceRe Holdings	657	96,612
SVB Financial Group *	979	241,970
T Rowe Price Group	2,355	236,513
TCF Financial	4,070	93,203
Torchmark	911	75,212
Travelers	4,099	544,798
US Bancorp	4,100	211,929
Virtu Financial, Cl A	1,810	45,504
Webster Financial	1,525	87,565
WR Berkley	3,727	311,801
		13,271,546
HEALTH CARE — 3.7%
Abbott Laboratories	13,219	1,026,059
ABIOMED *	907	303,392
Acadia Healthcare *	1,754	46,113
Align Technology *	525	135,959

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Amgen	4,473	$850,228
Anthem	2,662	800,543
Biogen *	1,460	478,895
Bio-Rad Laboratories, Cl A *	401	108,631
Bio-Techne	249	48,281
Boston Scientific *	10,063	403,728
Centene *	5,152	313,705
Charles River Laboratories International *	674	95,823
Chemed	570	187,815
Cigna	1,813	316,260
Covetrus *	512	18,319
Danaher	3,128	397,319
DaVita *	2,073	117,954
DexCom *	1,654	230,452
Edwards Lifesciences *	1,343	227,356
Eli Lilly	9,919	1,252,671
Encompass Health	3,858	243,594
HCA Healthcare	4,228	587,861
Henry Schein *	1,955	115,932
Hill-Rom Holdings	809	85,794
Humana	1,636	466,325
ICU Medical *	429	105,431
IDEXX Laboratories *	953	201,112
Illumina *	1,012	316,523
Intuitive Surgical *	745	407,969
Jazz Pharmaceuticals *	925	129,528
Laboratory Corp of America Holdings *	514	76,195
Masimo *	1,825	239,586
MEDNAX *	1,073	35,312
Medtronic	9,730	880,565
Merck	19,932	1,620,272
Molina Healthcare *	1,623	218,504
Nektar Therapeutics, Cl A *	1,385	56,148
Pfizer	39,649	1,718,784
Premier, Cl A *	2,877	105,241
Quest Diagnostics	524	45,352
ResMed	2,536	259,762
STERIS	1,471	177,932

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Thermo Fisher Scientific	2,993	$776,893
UnitedHealth Group	7,130	1,727,029
Universal Health Services, Cl B	1,998	277,382
Veeva Systems, Cl A *	2,831	333,803
WellCare Health Plans *	551	139,723
Zimmer Biomet Holdings	899	111,584
Zoetis, Cl A	4,941	465,590
		19,285,229
INDUSTRIALS — 2.2%
Alaska Air Group	1,595	98,411
Allison Transmission Holdings	4,200	208,740
Armstrong World Industries	1,486	108,745
Boeing	2,205	970,112
Carlisle	808	99,449
CH Robinson Worldwide	2,248	203,174
Cintas	1,429	295,231
Clean Harbors *	893	60,724
Copart *	2,046	120,039
CSX	8,197	595,676
Curtiss-Wright	535	65,960
Delta Air Lines	8,003	396,789
Donaldson	931	48,030
Dover	3,241	293,408
Eaton	3,177	253,429
Emerson Electric	7,027	478,890
Expeditors International of Washington	3,342	250,483
Fastenal	2,915	183,470
Harris	1,241	204,678
HD Supply Holdings *	2,085	89,676
HEICO	1,920	179,961
IDEX	853	122,917
Ingersoll-Rand	3,417	360,699
ITT	2,230	128,805
Jacobs Engineering Group	2,629	193,968
JB Hunt Transport Services	1,120	120,590
Landstar System	522	56,731
MSC Industrial Direct, Cl A	509	42,965

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Nordson	554	$75,211
Norfolk Southern	3,043	545,610
Old Dominion Freight Line	1,014	152,881
Republic Services, Cl A	5,197	407,601
Robert Half International	4,007	273,237
Rollins	2,765	109,660
Snap-on	1,206	192,960
Southwest Airlines	1,466	82,155
Teledyne Technologies *	698	164,756
Textron	3,216	174,629
Union Pacific	5,789	970,815
United Continental Holdings *	5,458	479,267
United Technologies	1,783	224,070
Verisk Analytics, Cl A	2,546	321,891
Wabtec	1,368	100,220
Waste Management	2,430	246,037
WW Grainger	1,205	367,248
XPO Logistics *	875	44,056
Xylem	1,535	115,969
		11,280,023
INFORMATION TECHNOLOGY — 5.5%
Accenture, Cl A	2,599	419,427
Adobe *	3,898	1,023,225
Akamai Technologies *	3,721	259,205
Analog Devices	701	74,979
ANSYS *	684	121,246
Apple	29,449	5,099,094
Aspen Technology *	1,183	119,140
Atlassian, Cl A *	1,387	149,075
Autodesk *	843	137,417
Automatic Data Processing	2,901	443,940
Booz Allen Hamilton Holding, Cl A	5,058	267,366
Broadridge Financial Solutions	2,232	225,990
CDW	3,429	321,949
Cisco Systems	31,832	1,647,943
Citrix Systems	3,020	318,610
Conduent *	4,312	63,041
DXC Technology	2,024	133,301

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
EPAM Systems *	1,102	$178,281
Euronet Worldwide *	268	35,998
F5 Networks *	1,732	291,219
Fair Isaac *	694	171,987
FLIR Systems	2,053	105,627
Fortinet *	4,226	366,775
Hewlett Packard Enterprise	13,038	213,563
HP	16,777	331,010
Intel	31,886	1,688,683
Intuit	3,013	744,603
Jack Henry & Associates	1,090	144,567
Keysight Technologies *	5,030	424,582
Mastercard, Cl A	6,462	1,452,464
Maxim Integrated Products	1,401	76,256
Micron Technology *	4,325	176,806
Microsoft	47,540	5,325,906
Motorola Solutions	1,536	219,832
National Instruments	996	46,553
NetApp	4,406	287,271
Okta, Cl A *	3,342	283,669
Palo Alto Networks *	1,319	324,830
PTC *	1,412	131,062
QUALCOMM	1,809	96,583
Sabre	8,559	191,978
salesforce.com *	1,263	206,690
ServiceNow *	286	68,480
Splunk *	1,924	261,433
Tableau Software, Cl A *	288	37,987
Total System Services	1,199	113,185
Twilio, Cl A *	615	74,839
Ubiquiti Networks	1,865	269,287
Ultimate Software Group *	506	167,739
VeriSign *	2,126	378,513
Visa, Cl A	8,290	1,227,915
VMware, Cl A	2,985	512,853
Workday, Cl A *	1,000	197,930
Xilinx	3,827	479,523

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Zebra Technologies, Cl A *	1,489	$298,559
Zendesk *	2,418	191,070
		28,621,056
MATERIALS — 0.4%
AptarGroup	827	84,130
Ashland Global Holdings	611	47,279
Ball	4,332	237,307
CF Industries Holdings	4,919	207,582
Domtar	905	46,074
Eastman Chemical	1,317	108,903
Ecolab	2,739	462,645
Huntsman	1,698	42,093
LyondellBasell Industries, Cl A	2,066	176,684
Mosaic	7,148	223,518
Nucor	3,214	194,672
Reliance Steel & Aluminum	829	73,988
RPM International	1,706	98,726
Sonoco Products	2,811	162,729
Steel Dynamics	3,751	139,988
Westlake Chemical	470	32,839
		2,339,157
REAL ESTATE — 0.4%
Apartment Investment & Management, Cl A ‡	4,067	198,998
CBRE Group, Cl A *	3,266	162,516
EPR Properties ‡	1,835	134,836
Equity Commonwealth ‡	2,165	70,687
Equity Residential ‡	3,662	269,853
HCP ‡	3,653	112,403
Jones Lang LaSalle	627	103,530
Kimco Realty ‡	2,594	45,629
Life Storage ‡	594	57,974
Medical Properties Trust ‡	16,743	305,225
Omega Healthcare Investors ‡	7,933	284,795
Park Hotels & Resorts ‡	3,745	116,994
Spirit Realty Capital ‡	871	33,655
Ventas ‡	2,620	164,405
Weingarten Realty Investors ‡	1,170	33,708

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Welltower ‡	2,997	$222,707
		2,317,915
UTILITIES — 1.1%
AES	12,768	219,992
Ameren	4,995	355,844
American Electric Power	4,762	386,436
Atmos Energy	2,247	222,116
CenterPoint Energy	2,993	90,209
CMS Energy	6,285	341,904
DTE Energy	4,120	509,067
Duke Energy	5,423	486,226
Entergy	1,455	135,795
Exelon	14,074	683,856
Hawaiian Electric Industries	2,157	82,570
NextEra Energy	3,232	606,711
NRG Energy	3,098	129,125
OGE Energy	6,927	294,536
Pinnacle West Capital	3,640	341,214
Public Service Enterprise Group	2,839	166,961
UGI	4,971	272,908
Vistra Energy	6,394	166,500
Xcel Energy	8,587	471,083
		5,963,053

Total Common Stock
(Cost $111,339,363)		117,401,847

SHORT-TERM INVESTMENT — 2.9%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $15,022,412)	15,022,412	15,022,412
Total Investments — 100.0%
(Cost $503,272,863)		$521,510,413

Percentages are based on Net Assets of $521,454,622.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	32	Mar-2019	$4,213,622	$4,455,520	$241,898

Open total return swap agreements held by the Fund at February 28, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR +25 bps	SPUSX	Annually	02/05/2020	USD	9,700,646	$107,796	$107,796

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of February 28, 2019.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor's

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

The following table summarizes the inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$389,086,154	$—	$—	$389,086,154
Common Stock	117,401,847	—	—	117,401,847
Short-Term Investment	15,022,412	—	—	15,022,412
Total Investments in Securities	$521,510,413	$—	$—	$521,510,413

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$241,898	$—	$—	$241,898
Total Return Swap^
Unrealized Appreciation	—	107,796	—	107,796
Total Other Financial Instruments	$241,898	$107,796	$—	$349,694

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument

Amounts designated as “—” are $0.

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 66.5%
	Shares	Value
DFA Emerging Markets Core Equity Portfolio, Cl I	2,728,528	$56,453,252
DFA International Core Equity Portfolio, Cl I..	1,993,034	25,710,139
DFA International Real Estate Securities, Cl I..	4,257,864	21,161,587
DFA International Vector Equity Portfolio, Cl I	4,996,873	57,314,133
iShares Edge MSCI Min Vol EAFE ETF	246,049	17,435,032
iShares Edge MSCI Min Vol Emerging Markets ETF	177,903	10,451,801
Total Registered Investment Companies
(Cost $182,111,249)		188,525,944

COMMON STOCK — 28.7%

AUSTRALIA — 1.1%
Alumina	56,735	102,776
Aristocrat Leisure	3,135	54,687
BlueScope Steel	1,708	16,299
Brambles	20,505	171,423
CIMIC Group	2,213	78,721
Coca-Cola Amatil	14,042	79,431
Crown Resorts	8,281	67,445
CSL	3,292	453,765
Dexus ‡	22,038	188,066
Flight Centre Travel Group	2,942	95,413

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Goodman Group ‡	27,644	$251,330
GPT Group ‡	21,050	87,386
Macquarie Group	3,391	310,641
Mirvac Group ‡	49,604	90,490
REA Group	683	39,654
Santos	14,850	72,832
Scentre Group ‡	44,672	122,686
South32	25,940	72,041
Suncorp Group	5,246	50,400
Telstra	76,294	169,343
Vicinity Centres ‡	21,714	37,936
Washington H Soul Pattinson	1,241	25,991
Wesfarmers	9,609	226,814
Woodside Petroleum	5,349	137,431
Woolworths Group	10,885	221,770
		3,224,771
BELGIUM — 0.2%
Colruyt	3,009	214,281
UCB	3,070	257,162
		471,443
BRAZIL — 1.2%
Atacadao Distribuicao Comercio e Industria Ltda	12,800	67,473
Banco Bradesco ADR	55,512	637,278
Banco do Brasil	19,700	265,383
Banco Santander Brasil ADR	10,075	120,699
Centrais Eletricas Brasileiras *	5,000	49,372
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,880	50,752
Cia Siderurgica Nacional	11,500	40,322
Engie Brasil Energia	8,000	88,261
IRB Brasil Resseguros S	6,600	156,788
Itau Unibanco Holding ADR	67,650	635,910
Itausa - Investimentos Itau	89,200	293,759
JBS	38,900	140,121
Natura Cosmeticos	6,600	84,658
Petrobras Distribuidora	11,200	72,755
Porto Seguro	8,300	123,832
Sul America	18,000	146,927

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Suzano Papel e Celulose	10,300	$131,624
TIM Participacoes ADR	3,269	51,585
Vale ADR, Cl B	26,219	327,213
		3,484,712
CANADA — 1.3%
Alimentation Couche-Tard, Cl B	5,427	305,878
Bank of Montreal	735	57,317
Bausch Health *	5,252	124,760
CAE	4,894	103,202
Cameco	1,586	18,404
Canadian Imperial Bank of Commerce	897	76,091
Canadian National Railway	2,349	201,565
Canadian Pacific Railway	1,192	246,308
Canadian Tire, Cl A	340	37,515
CGI, Cl A *	3,609	241,971
Empire	5,755	133,691
Gildan Activewear	2,067	73,918
H&R Real Estate Investment Trust ‡	5,095	87,927
Husky Energy	5,822	64,726
Imperial Oil	2,664	72,129
Magna International	3,065	161,734
Methanex	1,288	72,497
Metro, Cl A	2,354	88,475
National Bank of Canada	1,954	92,195
Open Text	2,346	88,923
RioCan Real Estate Investment Trust ‡	3,068	58,611
Rogers Communications, Cl B	6,271	346,491
Sun Life Financial	3,520	133,262
Suncor Energy	1,340	46,189
Toronto-Dominion Bank	11,904	682,606
		3,616,385
CHINA — 0.2%
Kunlun Energy	120,000	132,144
PetroChina, Cl H	594,000	391,920
		524,064
DENMARK — 0.2%
Chr Hansen Holding	294	30,037
Coloplast, Cl B	975	97,204

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
DSV	1,126	$93,760
Orsted	1,002	72,748
Tryg	2,819	76,818
Vestas Wind Systems	1,169	97,394
William Demant Holding *	3,225	96,883
		564,844
FINLAND — 0.3%
Elisa	1,987	83,333
Neste	2,048	197,304
Nokia	27,512	166,292
Orion, Cl B	685	24,462
Stora Enso, Cl R	4,107	55,115
UPM-Kymmene	8,096	244,424
		770,930
FRANCE — 0.9%
Air Liquide	231	28,816
Dassault Systemes	438	64,121
Electricite de France	15,310	222,227
EssilorLuxottica	704	85,182
Eutelsat Communications	3,847	75,988
Hermes International	429	271,837
Ipsen	181	25,045
Kering	249	136,009
L'Oreal	240	60,550
LVMH Moet Hennessy Louis Vuitton	1,638	562,286
Peugeot	5,664	144,102
Sanofi	5,180	432,772
SCOR	508	22,878
Teleperformance	127	22,692
Thales	301	37,072
TOTAL	7,470	424,914
Ubisoft Entertainment *	258	18,630
		2,635,121
GERMANY — 1.1%
adidas	1,533	372,806
Allianz	2,677	596,311
Aroundtown	13,266	111,812
Brenntag	1,621	80,468

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Deutsche Boerse	1,327	$167,913
Deutsche Telekom	16,599	273,513
Deutsche Wohnen	5,364	250,348
E.ON	12,217	134,506
Evonik Industries	3,690	103,976
Hannover Rueck	1,586	236,160
MTU Aero Engines	746	159,876
Puma	194	109,427
QIAGEN *	2,228	85,330
RWE	3,879	94,688
Vonovia	5,481	265,993
Wirecard	1,162	159,940
		3,203,067
HONG KONG — 4.9%
Agile Group Holdings	64,000	80,163
Agricultural Bank of China, Cl H	1,445,000	692,571
Air China, Cl H	36,000	39,025
Angang Steel, Cl H	36,000	26,871
Anhui Conch Cement, Cl H	43,500	248,679
Bank of China, Cl H	558,000	260,324
Bank of Communications, Cl H	342,000	287,252
BOC Aviation	10,100	87,512
China CITIC Bank, Cl H	175,000	113,822
China Communications Services, Cl H	152,000	152,778
China Construction Bank, Cl H	1,176,000	1,047,216
China Everbright Bank, Cl H	288,000	138,110
China Jinmao Holdings Group	128,000	62,245
China Longyuan Power Group, Cl H	157,000	117,364
China Mengniu Dairy	27,000	84,055
China Merchants Bank, Cl H	186,000	855,460
China Mobile	75,000	789,271
China Oriental Group	172,000	115,560
China Overseas Land & Investment	76,000	280,324
China Petroleum & Chemical, Cl H	496,000	428,366
China Railway Construction, Cl H	121,500	175,251
China Railway Group, Cl H	201,000	199,567
China Resources Beer Holdings	28,000	104,751
China Resources Cement Holdings	134,000	143,129

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Resources Gas Group	32,000	$139,161
China Resources Land	56,000	209,555
China Resources Pharmaceutical Group	71,500	96,009
China Resources Power Holdings	62,000	117,636
China Shenhua Energy, Cl H	32,500	80,172
China Telecom, Cl H	382,000	206,858
China Unicom Hong Kong	22,000	26,084
China Vanke, Cl H	5,900	22,428
CITIC	99,000	150,895
CK Asset Holdings	2,000	16,598
CLP Holdings	19,000	225,117
CNOOC	237,000	408,248
CRRC	48,000	50,397
CSPC Pharmaceutical Group	54,000	92,385
ENN Energy Holdings	11,000	113,540
Far East Horizon	76,000	85,095
Future Land Development Holdings	160,000	138,571
Guangdong Investment	86,000	165,164
Haier Electronics Group	9,000	26,950
Hang Seng Bank	2,300	57,009
Henderson Land Development	9,000	51,002
Hong Kong & China Gas	94,000	217,728
Hua Hong Semiconductor	59,000	138,470
Huadian Power International, Cl H	144,000	63,224
Hysan Development	17,000	89,930
Industrial & Commercial Bank of China, Cl H	1,311,000	1,009,651
Jiayuan International Group	90,000	43,979
Legend Holdings, Cl H	10,100	28,197
Link ‡	22,000	248,784
Logan Property Holdings	96,000	137,192
Longfor Group Holdings	50,000	149,059
Luye Pharma Group	98,000	73,428
Maanshan Iron & Steel, Cl H	224,000	106,997
MMG *	64,000	30,451
New World Development	34,000	54,365
NWS Holdings	48,000	116,291
Ping An Insurance Group of China, Cl H	14,500	153,092
Postal Savings Bank of China, Cl H	292,000	175,164

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Shandong Weigao Group Medical Polymer, Cl H	80,000	$69,698
Shenzhen International Holdings	11,000	22,756
Shenzhou International Group Holdings	5,000	62,624
Shimao Property Holdings	56,500	133,958
Sino Biopharmaceutical	91,000	79,142
Sino Land	72,000	134,344
Sinopec Engineering Group, Cl H	108,000	98,346
Sinopec Shanghai Petrochemical, Cl H	106,000	53,911
Sinopharm Group, Cl H	11,200	49,897
Sinotruk Hong Kong	83,000	151,545
SJM Holdings	103,000	116,132
SSY Group	118,000	104,949
Sun Art Retail Group	31,000	31,537
Sun Hung Kai Properties	7,500	124,326
Swire Properties	47,200	189,430
Techtronic Industries	7,500	50,325
Tingyi Cayman Islands Holding	30,000	41,725
Uni-President China Holdings	79,000	70,718
Weichai Power, Cl H	143,000	199,216
Wharf Real Estate Investment	15,000	105,473
Yanzhou Coal Mining, Cl H	28,000	27,885
Yihai International Holding	6,000	19,018
Yuexiu Property	340,000	78,490
Zijin Mining Group, Cl H	244,000	104,668
		13,964,655
HUNGARY — 0.1%
MOL Hungarian Oil & Gas	16,815	196,249

INDONESIA — 0.3%
Adaro Energy	314,700	29,290
Astra International	146,800	74,309
Bank Negara Indonesia Persero	133,600	83,072
Bank Rakyat Indonesia Persero	222,400	60,780
Bukit Asam	349,100	98,907
Charoen Pokphand Indonesia	319,800	166,398
Gudang Garam	8,700	52,766
Indah Kiat Pulp & Paper	151,100	118,642
United Tractors	34,600	65,400
		749,564

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 0.4%
Assicurazioni Generali	5,711	$101,933
Davide Campari-Milano	3,992	38,073
Enel	23,496	142,175
Eni	22,801	393,544
Moncler	3,019	115,920
Poste Italiane	13,759	124,066
Terna Rete Elettrica Nazionale	12,314	76,617
		992,328
JAPAN — 5.7%
ABC-Mart	1,700	97,388
Aeon	6,600	139,150
Aeon Mall	1,200	19,597
AGC	1,600	55,522
Alfresa Holdings	5,000	144,950
Alps Alpine	1,000	19,672
Asahi Intecc	1,600	76,850
Asahi Kasei	6,500	71,082
Astellas Pharma	16,900	261,496
Bandai Namco Holdings	4,500	191,607
Bridgestone	700	27,671
Casio Computer	3,500	47,613
Central Japan Railway	1,600	359,692
Chubu Electric Power	9,100	143,564
Chugai Pharmaceutical	3,600	245,480
CyberAgent	600	18,520
Dai Nippon Printing	3,200	74,258
Daicel	6,300	66,245
Dai-ichi Life Holdings	1,800	27,424
Daiichi Sankyo	5,300	198,823
Daikin Industries	600	65,334
Dentsu	2,900	121,389
East Japan Railway	300	28,759
Eisai	2,600	215,140
FamilyMart UNY Holdings	2,800	79,882
Fast Retailing	400	188,081
Fuji Electric	1,300	40,996
FUJIFILM Holdings	4,200	188,713
Fujitsu	700	47,295

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Fukuoka Financial Group	1,300	$28,166
Hakuhodo DY Holdings	8,000	123,080
Hamamatsu Photonics	700	24,681
Hikari Tsushin	600	107,539
Hisamitsu Pharmaceutical	600	29,651
Hitachi High-Technologies	1,300	49,528
Honda Motor	2,000	56,757
Hoya	3,400	208,293
Idemitsu Kosan	1,800	63,723
Isuzu Motors	9,900	142,514
ITOCHU	11,900	213,757
Japan Airlines	5,500	200,699
Japan Airport Terminal	1,200	47,810
Japan Post Holdings	22,800	277,558
Japan Prime Realty Investment ‡	21	82,435
Japan Real Estate Investment ‡	19	109,998
JSR	1,300	21,624
JXTG Holdings	11,700	54,659
Kakaku.com	5,200	100,118
Kamigumi	2,000	46,436
Kaneka	2,200	86,291
Kansai Electric Power	8,900	133,616
Kao	2,600	197,139
KDDI	9,600	231,945
Keihan Holdings	2,800	115,904
Kikkoman	2,400	119,996
Kobayashi Pharmaceutical	400	32,309
Konica Minolta	11,700	113,993
Kose	300	48,681
Kyocera	600	33,221
Kyowa Hakko Kirin	1,800	34,530
Kyushu Railway	4,000	136,725
Lion	1,200	24,608
Makita	800	28,356
Marubeni	23,400	167,542
Marui Group	3,200	56,349
Maruichi Steel Tube	1,400	42,192
Medipal Holdings	6,300	146,992

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
MEIJI Holdings	200	$15,857
MINEBEA MITSUMI	1,000	16,082
Mitsubishi	11,800	333,667
Mitsubishi Heavy Industries	1,100	44,830
Mitsubishi UFJ Lease & Finance	13,600	69,301
Mitsui	15,200	239,281
Mitsui Fudosan	3,700	87,745
Mizuho Financial Group	157,600	248,348
Murata Manufacturing	1,100	172,114
NGK Spark Plug	4,000	85,302
Nikon	2,600	39,535
Nippon Building Fund ‡	32	208,261
Nippon Telegraph & Telephone	6,800	293,526
Nissan Chemical	2,400	121,184
Nissan Motor	10,700	92,567
Nisshin Seifun Group	1,500	32,220
Nomura Research Institute	1,100	44,811
NTT Data	10,000	109,624
Obic	1,400	133,967
Oji Holdings	14,100	84,096
Ono Pharmaceutical	1,500	30,810
Oriental Land	1,000	110,087
ORIX	7,800	113,151
Otsuka	900	32,403
Otsuka Holdings	1,000	41,774
Park24	3,300	79,371
Pigeon	400	16,346
Recruit Holdings	10,300	289,048
Resona Holdings	20,200	91,633
Ricoh	5,200	52,905
Sankyo	3,300	121,611
Santen Pharmaceutical	1,200	18,759
Secom	2,000	173,049
Sega Sammy Holdings	2,700	31,390
Seven & i Holdings	6,400	281,513
SG Holdings	4,000	117,400
Shimadzu	1,800	44,567
Shin-Etsu Chemical	800	66,901

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Shionogi	3,400	$217,754
Shiseido	3,900	258,238
Shizuoka Bank	4,600	36,405
Showa Denko	1,400	52,588
SoftBank Group	200	18,623
Sompo Holdings	2,000	74,749
Sony	8,700	418,775
Sony Financial Holdings	5,300	100,527
Sumitomo	5,400	77,784
Sumitomo Dainippon Pharma	4,800	118,630
Sumitomo Electric Industries	3,200	44,721
Sumitomo Mitsui Financial Group	2,700	95,765
Sumitomo Mitsui Trust Holdings	3,800	144,431
Suzuken	2,900	159,040
Suzuki Motor	4,200	215,441
Taisho Pharmaceutical Holdings	1,400	141,991
TDK	1,100	86,384
Terumo	3,400	208,974
Toho	600	21,443
Toho Gas	3,600	163,746
Tohoku Electric Power	1,400	18,361
Tokio Marine Holdings	5,400	264,151
Tokyo Electric Power Holdings *	29,900	186,582
Tokyo Gas	6,000	165,268
Toyo Seikan Group Holdings	5,600	118,604
Toyoda Gosei	1,200	27,280
Toyota Motor	14,800	893,037
Toyota Tsusho	1,000	31,865
Trend Micro	1,400	69,159
Unicharm	6,300	197,207
West Japan Railway	400	30,144
Yamaha	3,100	152,877
Yamato Holdings	5,500	143,589
Yamazaki Baking	1,100	18,922
Yokogawa Electric	1,000	19,317
Yokohama Rubber	3,900	79,744
		16,258,760

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 0.6%
CIMB Group Holdings	26,100	$37,610
Fraser & Neave Holdings	8,300	72,038
Hong Leong Bank	28,900	151,202
Hong Leong Financial Group	29,500	143,216
Malayan Banking	76,200	178,334
Malaysia Airports Holdings	25,700	51,689
Nestle Malaysia	2,300	83,716
Petronas Chemicals Group	89,400	202,126
Petronas Dagangan	9,100	59,862
Petronas Gas	31,400	139,999
PPB Group	24,300	109,514
Public Bank	45,400	279,227
RHB Bank	94,700	131,662
Sime Darby	42,800	22,864
Tenaga Nasional	31,800	104,761
		1,767,820
MEXICO — 0.2%
Alfa, Cl A	98,500	111,979
El Puerto de Liverpool	9,600	60,235
Grupo Financiero Banorte, Cl O	12,400	67,513
Megacable Holdings	18,900	86,455
Mexichem	19,600	47,665
Promotora y Operadora de Infraestructura	3,530	34,737
Wal-Mart de Mexico	46,700	120,859
		529,443
NETHERLANDS — 0.7%
Aegon	30,608	165,009
ArcelorMittal	1,491	34,197
ASML Holding	224	41,048
Koninklijke Ahold Delhaize	11,008	283,751
Koninklijke DSM	2,610	280,825
Koninklijke Vopak	3,121	152,642
NN Group	5,641	245,818
Unilever	8,844	478,206
Wolters Kluwer	3,941	259,953
		1,941,449

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — 0.2%
Aker BP	1,202	$40,917
DNB	2,116	40,573
Equinor	17,319	389,399
Mowi	4,189	96,772
Schibsted, Cl B	2,529	93,688
		661,349
PHILIPPINES — 0.1%
Globe Telecom	2,900	106,593
Manila Electric	12,980	92,296
		198,889
POLAND — 0.2%
Bank Millennium *	31,329	71,503
Dino Polska *	1,691	47,864
Grupa Lotos	6,026	151,482
Polski Koncern Naftowy ORLEN	2,456	66,153
Polskie Gornictwo Naftowe i Gazownictwo	59,369	108,501
Powszechna Kasa Oszczednosci Bank Polski	9,149	91,825
		537,328
PORTUGAL — 0.1%
Galp Energia SGPS	11,175	183,640

SINGAPORE — 0.4%
CapitaLand Mall Trust ‡	79,300	140,635
ComfortDelGro	90,200	159,594
DBS Group Holdings	17,600	322,990
SATS	12,700	48,250
Singapore Technologies Engineering	32,700	90,357
United Overseas Bank	8,400	155,309
Venture	3,800	50,007
Yangzijiang Shipbuilding Holdings	61,600	65,427
		1,032,569
SOUTH AFRICA — 0.6%
Absa Group	10,091	129,150
Anglo American Platinum	2,659	144,615
AngloGold Ashanti ADR	6,460	91,538
Bidvest Group	3,482	51,321
Clicks Group	4,385	56,188
Exxaro Resources	1,040	11,181

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
FirstRand	41,579	$188,957
Foschini Group	6,323	76,821
Investec	9,478	61,542
Kumba Iron Ore	2,107	55,659
Liberty Holdings	3,634	26,491
Mondi	4,627	108,710
Mr Price Group	4,815	73,387
Nedbank Group	4,598	92,608
Netcare	27,294	49,276
Pick n Pay Stores	13,663	67,177
Redefine Properties ‡	19,805	13,642
RMB Holdings	20,023	113,729
Sanlam	11,940	66,443
Sasol	1,817	55,421
SPAR Group	2,176	30,837
Standard Bank Group	6,608	90,510
Telkom SOC	17,847	88,276
Truworths International	8,387	43,276
		1,786,755
SOUTH KOREA — 0.9%
Cheil Worldwide	5,746	128,082
Daelim Industrial	1,388	115,647
DB Insurance	2,181	140,545
Doosan Bobcat	3,941	111,621
Fila Korea	2,785	137,627
GS Engineering & Construction	3,280	125,319
GS Retail	1,752	60,325
Hankook Tire	785	29,827
Hanon Systems	2,048	22,666
Hyundai Department Store	1,094	94,236
Hyundai Engineering & Construction	2,863	146,261
Hyundai Glovis	552	68,450
Hyundai Marine & Fire Insurance	1,633	54,553
Industrial Bank of Korea	3,863	47,893
Kangwon Land *	1,460	40,147
Kia Motors	5,814	188,478
Korea Gas	1,156	51,492
Korea Zinc *	231	93,395

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Korean Air Lines *	1,454	$47,630
KT&G	1,385	129,352
Kumho Petrochemical	252	21,428
LG Uplus	11,212	149,714
NCSoft	252	103,335
Ottogi	36	24,458
Samsung Electro-Mechanics	1,747	166,964
SK Hynix	2,224	138,379
SK Telecom	955	220,801
		2,658,625
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios	3,792	167,981
Amadeus IT Group	2,518	189,598
Enagas	4,364	124,320
Endesa	9,090	229,056
Iberdrola	23,846	199,484
International Consolidated Airlines Group	25,274	199,939
Mapfre	23,883	67,471
Red Electrica	6,987	150,977
Telefonica	23,359	201,625
		1,530,451
SWEDEN — 0.6%
Alfa Laval	4,528	98,978
Hexagon, Cl B	1,647	86,679
Investor, Cl B	5,844	261,088
Lundin Petroleum	4,564	149,646
Securitas, Cl B	7,272	113,987
Swedbank	7,849	144,297
Swedish Match	3,130	146,765
Tele2, Cl B	6,590	86,773
Telefonaktiebolaget LM Ericsson, Cl B	28,160	257,347
Telia	49,931	216,789
		1,562,349
SWITZERLAND — 1.5%
Baloise Holding	261	42,622
Chocoladefabriken Lindt & Spruengli	25	162,368
Nestle	6,356	574,742
Novartis	12,986	1,182,187

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Partners Group Holding	411	$297,013
Roche Holding	4,454	1,236,832
Sonova Holding	198	37,001
Swatch Group	184	54,301
Swiss Life Holding	588	256,352
Zurich Insurance Group	1,668	551,664
		4,395,082
TAIWAN — 1.8%
Acer	72,000	47,639
ASE Technology Holding	83,000	169,268
Asia Cement	92,000	116,037
AU Optronics	196,000	72,131
Chailease Holding	37,000	145,448
Chang Hwa Commercial Bank	171,000	102,603
China Life Insurance	49,000	45,773
China Steel	199,000	164,611
CTBC Financial Holding	145,000	98,161
Delta Electronics	9,000	44,916
E.Sun Financial Holding	214,000	153,433
Eclat Textile	9,000	103,199
Eva Airways	164,000	82,333
Far Eastern New Century	25,000	24,759
Feng TAY Enterprise	19,000	119,396
Formosa Chemicals & Fibre	59,000	201,926
Formosa Petrochemical	22,000	83,140
Formosa Taffeta	65,000	74,878
Fubon Financial Holding	31,000	45,805
Inventec	55,000	42,526
Lite-On Technology	46,000	66,535
Mega Financial Holding	186,000	164,535
Micro-Star International	5,000	13,257
Nan Ya Plastics	18,000	44,889
Novatek Microelectronics	30,000	166,357
Phison Electronics	6,000	54,563
President Chain Store	14,000	144,907
Realtek Semiconductor	27,000	155,390
Ruentex Industries	37,000	97,935
SinoPac Financial Holdings	246,000	85,823

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Taiwan Business Bank	329,000	$121,214
Taiwan Cement	128,000	159,860
Taiwan Cooperative Financial Holding	132,000	81,898
Taiwan Semiconductor Manufacturing ADR	26,468	1,033,575
Uni-President Enterprises	95,000	231,561
United Microelectronics	52,000	19,349
Vanguard International Semiconductor	29,000	64,983
Walsin Technology	19,000	111,585
WPG Holdings	8,000	10,345
Yageo	11,000	123,663
Yuanta Financial Holding	304,000	172,195
Zhen Ding Technology Holding	50,000	145,516
		5,207,917
THAILAND — 0.5%
Advanced Info Service NVDR	6,200	35,789
Bangkok Bank NVDR	27,000	179,078
Bangkok Dusit Medical Services NVDR	197,400	147,814
Home Product Center NVDR	263,200	125,188
IRPC NVDR	295,400	55,164
Krung Thai Bank NVDR	207,200	126,663
Land & Houses NVDR	253,100	84,288
PTT NVDR	192,500	295,010
PTT Exploration & Production NVDR	42,800	169,327
PTT Global Chemical NVDR	41,000	93,331
Siam Commercial Bank NVDR	34,800	147,319
		1,458,971
TURKEY — 0.0%
Eregli Demir ve Celik Fabrikalari	6,222	10,857
TAV Havalimanlari Holding	4,237	22,134
Turk Hava Yollari AO *	10,395	27,463
		60,454
UNITED KINGDOM — 1.8%
Admiral Group	804	23,284
Anglo American	10,087	267,953
Auto Trader Group	15,035	94,836
Barratt Developments	7,989	63,497
BHP Group	22,012	510,059
BP	96,783	687,132

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Bunzl	2,289	$72,053
Burberry Group	5,893	147,992
Centrica	48,979	80,889
Compass Group	6,008	132,709
Croda International	741	47,296
Diageo	3,834	148,439
Experian	5,803	151,193
GlaxoSmithKline	8,173	162,589
J Sainsbury	26,283	79,954
Johnson Matthey	834	34,211
Marks & Spencer Group	7,145	25,839
Mondi	3,769	86,433
National Grid	10,752	121,076
Next	1,325	89,392
Pearson	9,251	103,922
Persimmon	1,875	60,501
Rio Tinto	6,334	364,516
Royal Dutch Shell, Cl A	34,513	1,074,485
Royal Mail	5,486	20,557
Segro ‡	1,769	15,509
Smith & Nephew	8,496	161,919
Tesco	47,089	141,074
United Utilities Group	2,495	27,804
Whitbread	2,147	138,291
		5,135,404
UNITED STATES — 0.1%
FINANCIALS — 0.1%
Credicorp	852	207,113

Total Common Stock
(Cost $77,995,382)		81,512,501

PREFERRED STOCK — 0.4%

BRAZIL — 0.4% (A)
Braskem	4,700	67,945
Cia Brasileira de Distribuicao	1,300	32,232
Gerdau	21,500	86,603
Petroleo Brasileiro	103,900	744,919

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

PREFERRED STOCK — continued
	Shares	Value
BRAZIL — continued
Telefonica Brasil	12,300	$153,907
Total Preferred Stock
(Cost $1,008,625)		1,085,606

RIGHTS — 0.0%
	Number Of Rights
CTBC Financial Holding ‡‡	282	—

(Cost $–)		—

SHORT-TERM INVESTMENT — 4.3%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (B)
(Cost $12,333,739)	12,333,739	12,333,739
Total Investments — 99.9%
(Cost $273,448,995)		$283,457,790

Percentages are based on Net Assets of $283,707,356

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index E-MINI	10	Mar-2019	$925,322	$934,500	$9,178
MSCI Emerging Markets	22	Mar-2019	1,073,904	1,151,370	77,466
S&P TSX 60 Index	8	Mar-2019	1,073,697	1,157,977	74,250
SGX Nifty 50	143	Mar-2019	3,106,315	3,108,820	2,505
			$6,179,238	$6,352,667	$163,399

Open total return swap agreements held by the Fund at February 28, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPILX NAV	SOFR +35 bps	SPILX	Annually	02/05/2020	USD	5,598,698	$27,223	$27,223

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Rate is not available
(B)	The rate reported is the 7-day effective yield as of February 28, 2019.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR— Non-Voting Depository Receipt

S&P— Standard & Poor's

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$188,525,944	$—	$—	$188,525,944
Common Stock
Australia	—	3,224,771	—	3,224,771
Belgium	—	471,443	—	471,443
Brazil	3,484,712	—	—	3,484,712
Canada	3,616,385	—	—	3,616,385
China	—	524,064	—	524,064
Denmark	—	564,844	—	564,844
Finland	—	770,930	—	770,930
France	—	2,635,121	—	2,635,121
Germany	—	3,203,067	—	3,203,067
Hong Kong	—	13,964,655	—	13,964,655
Hungary	—	196,249	—	196,249
Indonesia	—	749,564	—	749,564
Italy	—	992,328	—	992,328
Japan	—	16,258,760	—	16,258,760
Malaysia	—	1,767,820	—	1,767,820
Mexico	529,443	—	—	529,443
Netherlands	—	1,941,449	—	1,941,449
Norway	—	661,349	—	661,349
Philippines	—	198,889	—	198,889

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Poland	$—	$537,328	$—	$537,328
Portugal	—	183,640	—	183,640
Singapore	—	1,032,569	—	1,032,569
South Africa	91,538	1,695,217	—	1,786,755
South Korea	—	2,658,625	—	2,658,625
Spain	—	1,530,451	—	1,530,451
Sweden	—	1,562,349	—	1,562,349
Switzerland	—	4,395,082	—	4,395,082
Taiwan	1,033,575	4,174,342	—	5,207,917
Thailand	—	1,458,971	—	1,458,971
Turkey	—	60,454	—	60,454
United Kingdom	—	5,135,404	—	5,135,404
United States	207,113	—	—	207,113
Total Common Stock	8,962,766	72,549,735	—	81,512,501
Preferred Stock
Brazil	1,085,606	—	—	1,085,606
Rights	—	—	—	—
Short-Term Investment	12,333,739	—	—	12,333,739
Total Investments in Securities	$210,908,055	$72,549,735	$—	$283,457,790

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$163,399	$—	$—	$163,399
Total Return Swap^
Unrealized Appreciation	—	27,223	—	27,223
Total Other Financial Instruments	$163,399	$27,223	$—	$190,622

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “— ” are $0.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of February 28, 2019, securities with a total value of $72,549,735 were classified as Level 2 as a result of fair valuation of foreign securities. For the period ended February 28, 2019, there were no transfers between Levels.

For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 70.8%
	Shares	Value
DFA Emerging Markets Core Equity Portfolio, Cl I	2,244,558	$46,439,895
DFA International Core Equity Portfolio, Cl I..	1,644,870	21,218,822
DFA International Real Estate Securities, Cl I..	2,849,794	14,163,477
DFA International Vector Equity Portfolio, Cl I	4,133,253	47,408,413
DFA Real Estate Securities Portfolio, Cl I	604,304	22,141,699
DFA US Core Equity 2 Portfolio, Cl I	3,966,907	85,367,841
DFA US Vector Equity Portfolio, Cl I	4,835,753	88,736,074
iShares Edge MSCI Min Vol Global ETF	603,677	52,888,142
Total Registered Investment Companies
(Cost $365,961,041)		378,364,363

COMMON STOCK — 25.6%

AUSTRALIA — 0.5%
Alumina	49,385	89,461
Aristocrat Leisure	2,330	40,645
BlueScope Steel	1,345	12,835
Brambles	15,789	131,997
CIMIC Group	1,734	61,682
Coca-Cola Amatil	10,927	61,810
Crown Resorts	6,421	52,296
CSL	2,554	352,040
Dexus ‡	16,870	143,963
Flight Centre Travel Group	2,306	74,786

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
AUSTRALIA — continued
Goodman Group ‡	21,902	$199,126
GPT Group ‡	17,282	71,744
Macquarie Group	2,570	235,431
Mirvac Group ‡	35,711	65,146
REA Group	523	30,365
Santos	13,347	65,461
Scentre Group ‡	34,204	93,937
South32	23,505	65,278
Suncorp Group	4,119	39,572
Telstra	58,547	129,952
Vicinity Centres ‡	16,001	27,955
Washington H Soul Pattinson	1,186	24,839
Wesfarmers	7,466	176,230
Woodside Petroleum	3,573	91,800
Woolworths Group	8,486	172,893
		2,511,244
BELGIUM — 0.1%
Colruyt	2,428	172,906
UCB	2,384	199,698
		372,604
BRAZIL — 0.5%
Atacadao Distribuicao Comercio e Industria Ltda	9,600	50,605
Banco Bradesco ADR	43,539	499,828
Banco do Brasil	15,200	204,763
Banco Santander Brasil ADR	8,035	96,259
Centrais Eletricas Brasileiras *	3,700	36,536
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,826	39,791
Cia Siderurgica Nacional	8,900	31,206
Engie Brasil Energia	5,900	65,092
IRB Brasil Resseguros S	5,100	121,154
Itau Unibanco Holding ADR	53,257	500,616
Itausa - Investimentos Itau	68,800	226,577
JBS	30,000	108,063
Natura Cosmeticos	5,000	64,135
Petrobras Distribuidora	8,600	55,866
Porto Seguro	6,400	95,485
Sul America	13,800	112,644

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL — continued
Suzano Papel e Celulose	7,700	$98,399
TIM Participacoes ADR	2,602	41,059
Vale ADR, Cl B	23,705	295,838
		2,743,916
CANADA — 0.5%
Alimentation Couche-Tard, Cl B	4,113	231,818
Bank of Montreal	1,193	93,032
Bausch Health *	3,923	93,190
CAE	3,852	81,229
Cameco	1,170	13,577
Canadian Imperial Bank of Commerce	1,202	101,964
Canadian National Railway	1,718	147,419
Canadian Pacific Railway	864	178,532
Canadian Tire, Cl A	267	29,460
CGI, Cl A *	2,796	187,462
Empire	4,726	109,787
Gildan Activewear	1,615	57,754
H&R Real Estate Investment Trust ‡	3,484	60,125
Husky Energy	5,135	57,088
Imperial Oil	1,841	49,846
Magna International	2,173	114,665
Methanex	1,062	59,776
Metro, Cl A	1,923	72,276
National Bank of Canada	1,858	87,665
Open Text	1,635	61,973
RioCan Real Estate Investment Trust ‡	2,250	42,984
Rogers Communications, Cl B	4,799	265,158
Sun Life Financial	2,483	94,003
Suncor Energy	1,380	47,568
Toronto-Dominion Bank	9,074	520,327
		2,858,678
CHINA — 0.1%
Kunlun Energy	96,000	105,715
PetroChina, Cl H	464,000	306,146
		411,861
DENMARK — 0.1%
Chr Hansen Holding	231	23,600
Coloplast, Cl B	743	74,074

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK — continued
DSV	1,045	$87,015
Orsted	857	62,220
Tryg	2,491	67,880
Vestas Wind Systems	928	77,315
William Demant Holding *	2,497	75,013
		467,117
FINLAND — 0.1%
Elisa	1,625	68,151
Neste	1,447	139,404
Nokia	21,393	129,307
Orion, Cl B	555	19,819
Stora Enso, Cl R	3,925	52,672
UPM-Kymmene	6,465	195,183
		604,536
FRANCE — 0.4%
Air Liquide	300	37,424
Dassault Systemes	311	45,529
Electricite de France	11,945	173,383
EssilorLuxottica	516	62,435
Eutelsat Communications	3,117	61,569
Hermes International	328	207,838
Ipsen	140	19,372
Kering	184	100,505
L'Oreal	185	46,674
LVMH Moet Hennessy Louis Vuitton	1,220	418,797
Peugeot	4,351	110,697
Sanofi	4,382	366,102
SCOR	273	12,295
Teleperformance	96	17,153
Thales	212	26,111
TOTAL	7,007	398,578
Ubisoft Entertainment *	195	14,081
		2,118,543
GERMANY — 0.5%
adidas	1,200	291,825
Allianz	2,010	447,734
Aroundtown	11,032	92,983
Brenntag	1,258	62,449

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
Deutsche Boerse	1,013	$128,180
Deutsche Telekom	12,909	212,710
Deutsche Wohnen	4,166	194,435
E.ON	9,525	104,868
Evonik Industries	2,840	80,025
Hannover Rueck	1,261	187,766
MTU Aero Engines	573	122,800
Puma	155	87,428
QIAGEN *	1,696	64,955
RWE	3,023	73,793
Vonovia	4,172	202,467
Wirecard	844	116,170
		2,470,588
HONG KONG — 2.0%
Agile Group Holdings	50,000	62,628
Agricultural Bank of China, Cl H	1,048,000	502,294
Air China, Cl H	28,000	30,353
Angang Steel, Cl H	28,000	20,900
Anhui Conch Cement, Cl H	34,500	197,228
Bank of China, Cl H	391,000	182,413
Bank of Communications, Cl H	282,000	236,857
BOC Aviation	8,300	71,916
China CITIC Bank, Cl H	136,000	88,456
China Communications Services, Cl H	120,000	120,614
China Construction Bank, Cl H	930,000	828,155
China Everbright Bank, Cl H	232,000	111,255
China Jinmao Holdings Group	102,000	49,601
China Longyuan Power Group, Cl H	124,000	92,695
China Mengniu Dairy	20,000	62,263
China Merchants Bank, Cl H	146,000	671,490
China Mobile	59,000	620,893
China Oriental Group	132,000	88,685
China Overseas Land & Investment	60,000	221,309
China Petroleum & Chemical, Cl H	392,000	338,547
China Railway Construction, Cl H	97,000	139,912
China Railway Group, Cl H	160,000	158,859
China Resources Beer Holdings	20,000	74,822
China Resources Cement Holdings	106,000	113,221

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Resources Gas Group	24,000	$104,371
China Resources Land	44,000	164,650
China Resources Pharmaceutical Group	58,000	77,881
China Resources Power Holdings	52,000	98,663
China Shenhua Energy, Cl H	24,500	60,437
China Telecom, Cl H	300,000	162,454
China Unicom Hong Kong	22,000	26,084
China Vanke, Cl H	4,400	16,726
CITIC	82,000	124,983
CK Asset Holdings	1,500	12,448
CLP Holdings	15,000	177,724
CNOOC	187,000	322,120
CRRC	42,000	44,097
CSPC Pharmaceutical Group	42,000	71,855
ENN Energy Holdings	8,800	90,832
Far East Horizon	62,000	69,420
Future Land Development Holdings	126,000	109,125
Guangdong Investment	70,000	134,436
Haier Electronics Group	7,000	20,961
Hang Seng Bank	1,600	39,659
Henderson Land Development	7,000	39,668
Hong Kong & China Gas	70,000	162,138
Hua Hong Semiconductor	44,000	103,266
Huadian Power International, Cl H	114,000	50,052
Hysan Development	13,000	68,770
Industrial & Commercial Bank of China, Cl H	953,000	733,942
Jiayuan International Group	72,000	35,183
Legend Holdings, Cl H	7,600	21,218
Link ‡	17,500	197,897
Logan Property Holdings	72,000	102,894
Longfor Group Holdings	39,000	116,266
Luye Pharma Group	88,500	66,310
Maanshan Iron & Steel, Cl H	178,000	85,024
MMG *	48,000	22,838
New World Development	28,000	44,771
NWS Holdings	40,000	96,910
Ping An Insurance Group of China, Cl H	11,500	121,418
Postal Savings Bank of China, Cl H	204,000	122,374

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Shandong Weigao Group Medical Polymer, Cl H	64,000	$55,759
Shenzhen International Holdings	11,000	22,755
Shenzhou International Group Holdings	4,000	50,099
Shimao Property Holdings	42,000	99,579
Sino Biopharmaceutical	71,000	61,748
Sino Land	58,000	108,222
Sinopec Engineering Group, Cl H	81,500	74,215
Sinopec Shanghai Petrochemical, Cl H	80,000	40,688
Sinopharm Group, Cl H	7,600	33,859
Sinotruk Hong Kong	64,500	117,767
SJM Holdings	73,000	82,307
SSY Group	94,000	83,604
Sun Art Retail Group	23,000	23,399
Sun Hung Kai Properties	6,000	99,461
Swire Properties	36,000	144,480
Techtronic Industries	6,000	40,260
Tingyi Cayman Islands Holding	22,000	30,599
Uni-President China Holdings	55,000	49,234
Weichai Power, Cl H	113,000	157,422
Wharf Real Estate Investment	12,000	84,378
Yanzhou Coal Mining, Cl H	22,000	21,910
Yihai International Holding	4,000	12,679
Yuexiu Property	276,000	63,715
Zijin Mining Group, Cl H	184,000	78,930
		10,842,300
HUNGARY — 0.0%
MOL Hungarian Oil & Gas	12,485	145,713

INDONESIA — 0.1%
Adaro Energy	277,400	25,818
Astra International	123,100	62,312
Bank Negara Indonesia Persero	98,800	61,433
Bank Rakyat Indonesia Persero	208,700	57,036
Bukit Asam	262,700	74,428
Charoen Pokphand Indonesia	240,500	125,137
Gudang Garam	6,500	39,423
Indah Kiat Pulp & Paper	113,400	89,041
United Tractors	26,000	49,144
		583,772

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 0.1%
Assicurazioni Generali	4,474	$79,855
Davide Campari-Milano	3,683	35,126
Enel	18,935	114,576
Eni	17,358	299,598
Moncler	2,315	88,889
Poste Italiane	10,895	98,241
Terna Rete Elettrica Nazionale	11,577	72,032
		788,317
JAPAN — 2.4%
ABC-Mart	1,200	68,744
Aeon	5,200	109,633
Aeon Mall	900	14,698
AGC	1,500	52,052
Alfresa Holdings	4,000	115,960
Alps Alpine	700	13,771
Asahi Intecc	1,300	62,441
Asahi Kasei	6,400	69,988
Astellas Pharma	12,900	199,603
Bandai Namco Holdings	3,600	153,286
Bridgestone	400	15,812
Casio Computer	2,700	36,731
Central Japan Railway	1,300	292,250
Chubu Electric Power	7,200	113,589
Chugai Pharmaceutical	2,600	177,291
CyberAgent	700	21,606
Dai Nippon Printing	2,600	60,335
Daicel	4,600	48,369
Dai-ichi Life Holdings	2,500	38,089
Daiichi Sankyo	4,000	150,055
Daikin Industries	600	65,334
Dentsu	2,000	83,716
East Japan Railway	200	19,173
Eisai	2,100	173,767
FamilyMart UNY Holdings	2,400	68,470
Fast Retailing	300	141,061
Fuji Electric	1,100	34,689
FUJIFILM Holdings	3,200	143,782
Fujitsu	500	33,782

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Fukuoka Financial Group	1,200	$25,999
Hakuhodo DY Holdings	6,000	92,310
Hamamatsu Photonics	500	17,629
Hikari Tsushin	400	71,693
Hisamitsu Pharmaceutical	500	24,710
Hitachi High-Technologies	800	30,479
Honda Motor	2,200	62,433
Hoya	2,700	165,409
Idemitsu Kosan	1,500	53,103
Isuzu Motors	7,600	109,405
ITOCHU	9,100	163,461
Japan Airlines	4,400	160,559
Japan Airport Terminal	900	35,858
Japan Post Holdings	16,200	197,212
Japan Prime Realty Investment ‡	18	70,658
Japan Real Estate Investment ‡	17	98,420
JFE Holdings	700	12,243
JSR	1,000	16,634
JTEKT	1,300	16,174
JXTG Holdings	10,600	49,520
Kakaku.com	3,600	69,313
Kamigumi	1,500	34,827
Kaneka	1,700	66,680
Kansai Electric Power	7,000	105,091
Kao	2,000	151,645
KDDI	7,100	171,543
Keihan Holdings	2,300	95,207
Kikkoman	1,900	94,997
Kobayashi Pharmaceutical	300	24,232
Konica Minolta	9,000	87,687
Kose	300	48,681
Kyocera	300	16,610
Kyowa Hakko Kirin	1,500	28,775
Kyushu Railway	3,500	119,634
Lion	1,100	22,557
Makita	900	31,900
Marubeni	17,900	128,163
Marui Group	2,400	42,262

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Maruichi Steel Tube	1,100	$33,151
Medipal Holdings	5,000	116,660
MEIJI Holdings	200	15,857
MINEBEA MITSUMI	900	14,474
Mitsubishi	9,000	254,491
Mitsubishi Heavy Industries	600	24,453
Mitsubishi UFJ Lease & Finance	10,700	54,524
Mitsui	11,600	182,609
Mitsui Fudosan	2,400	56,916
Mizuho Financial Group	124,500	196,189
Murata Manufacturing	900	140,820
NGK Spark Plug	3,200	68,242
Nikon	2,100	31,932
Nippon Building Fund ‡	26	169,212
Nippon Telegraph & Telephone	5,000	215,828
Nissan Chemical	1,900	95,937
Nissan Motor	10,600	91,702
Nisshin Seifun Group	1,500	32,220
Nomura Research Institute	800	32,590
NTT Data	7,600	83,314
Obic	1,000	95,691
Oji Holdings	11,800	70,378
Ono Pharmaceutical	1,200	24,648
Oriental Land	800	88,069
ORIX	5,800	84,138
Otsuka	700	25,202
Otsuka Holdings	700	29,242
Park24	2,500	60,129
Recruit Holdings	7,500	210,472
Resona Holdings	17,700	80,293
Ricoh	3,900	39,679
Rohm	200	12,637
Sankyo	2,800	103,185
Santen Pharmaceutical	1,400	21,886
Secom	1,600	138,439
Sega Sammy Holdings	2,000	23,252
Seven & i Holdings	5,200	228,729
SG Holdings	3,500	102,725

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Shimadzu	1,700	$42,091
Shin-Etsu Chemical	700	58,538
Shionogi	2,700	172,922
Shiseido	3,000	198,645
Shizuoka Bank	3,500	27,699
Showa Denko	1,000	37,563
SoftBank Group	200	18,623
Sompo Holdings	1,500	56,062
Sony	6,500	312,878
Sony Financial Holdings	4,100	77,766
Sumitomo	5,600	80,665
Sumitomo Dainippon Pharma	3,900	96,387
Sumitomo Electric Industries	2,400	33,541
Sumitomo Mitsui Financial Group	2,600	92,218
Sumitomo Mitsui Trust Holdings	2,900	110,224
Suzuken	2,300	126,135
Suzuki Motor	3,200	164,145
Taisho Pharmaceutical Holdings	1,100	111,565
TDK	900	70,678
Terumo	2,600	159,803
Toho	500	17,869
Toho Gas	2,900	131,906
Tohoku Electric Power	1,200	15,738
Tokio Marine Holdings	4,100	200,559
Tokyo Electric Power Holdings *	22,900	142,901
Tokyo Gas	4,800	132,214
Toyo Seikan Group Holdings	4,100	86,835
Toyoda Gosei	1,000	22,733
Toyota Motor	11,000	663,744
Toyota Tsusho	1,000	31,865
Trend Micro	1,100	54,339
Unicharm	4,600	143,993
West Japan Railway	300	22,608
Yamaha	2,500	123,288
Yamato Holdings	4,200	109,650
Yamazaki Baking	800	13,762
Yokogawa Electric	800	15,453
Yokohama Rubber	3,100	63,386
		12,782,696

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA — 0.3%
CIMB Group Holdings	24,900	$35,863
Fraser & Neave Holdings	6,300	54,680
Hong Leong Bank	21,400	111,963
Hong Leong Financial Group	22,700	110,203
Malayan Banking	65,200	152,590
Malaysia Airports Holdings	22,400	45,052
Nestle Malaysia	1,700	61,877
Petronas Chemicals Group	66,500	150,351
Petronas Dagangan	6,800	44,732
Petronas Gas	23,300	103,885
PPB Group	18,100	81,572
Public Bank	33,500	206,038
RHB Bank	72,300	100,519
Sime Darby	38,800	20,709
Tenaga Nasional	26,000	85,654
		1,365,688
MEXICO — 0.1%
Alfa, Cl A	73,500	83,558
El Puerto de Liverpool	7,100	44,548
Grupo Financiero Banorte, Cl O	10,600	57,713
Megacable Holdings	14,100	64,498
Mexichem	16,600	40,369
Promotora y Operadora de Infraestructura	2,510	24,700
Wal-Mart de Mexico	34,100	88,250
		403,636
NETHERLANDS — 0.3%
Aegon	23,671	127,611
ArcelorMittal	1,825	41,857
ASML Holding	172	31,519
Koninklijke Ahold Delhaize	8,499	219,077
Koninklijke DSM	2,179	234,451
Koninklijke Vopak	2,424	118,553
NN Group	4,343	189,255
Unilever	6,837	369,685
Wolters Kluwer	3,025	199,532
		1,531,540

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
NORWAY — 0.1%
Aker BP	664	$22,603
DNB	1,253	24,026
Equinor	13,124	295,079
Mowi	3,469	80,139
Schibsted, Cl B	2,027	75,091
		496,938
PHILIPPINES — 0.0%
Globe Telecom	2,180	80,129
Manila Electric	9,210	65,489
		145,618
POLAND — 0.1%
Bank Millennium *	22,672	51,745
Dino Polska *	1,428	40,419
Grupa Lotos	4,495	112,996
Polski Koncern Naftowy ORLEN	1,978	53,278
Polskie Gornictwo Naftowe i Gazownictwo	43,759	79,973
Powszechna Kasa Oszczednosci Bank Polski	7,676	77,041
		415,452
PORTUGAL — 0.0%
Galp Energia SGPS	8,157	134,045

SINGAPORE — 0.2%
CapitaLand Mall Trust ‡	61,400	108,890
ComfortDelGro	70,200	124,208
DBS Group Holdings	15,300	280,781
SATS	10,000	37,992
Singapore Technologies Engineering	25,600	70,738
United Overseas Bank	7,600	140,518
Venture	2,900	38,164
Yangzijiang Shipbuilding Holdings	46,300	49,177
		850,468
SOUTH AFRICA — 0.3%
Absa Group	7,889	100,967
Anglo American Platinum	2,033	110,569
AngloGold Ashanti ADR	5,204	73,741
Bidvest Group	2,728	40,208
Clicks Group	3,506	44,925
Exxaro Resources	787	8,461

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
FirstRand	32,499	$147,692
Foschini Group	4,958	60,237
Investec	7,426	48,218
Kumba Iron Ore	1,598	42,213
Liberty Holdings	2,853	20,798
Mondi	3,621	85,074
Mr Price Group	3,770	57,459
Nedbank Group	3,699	74,501
Netcare	21,432	38,693
Pick n Pay Stores	10,721	52,712
Redefine Properties ‡	15,678	10,799
RMB Holdings	15,655	88,919
Sanlam	9,346	52,008
Sasol	1,464	44,654
SPAR Group	1,714	24,290
Standard Bank Group	5,106	69,937
Telkom SOC	13,774	68,130
Truworths International	7,003	36,135
		1,401,340
SOUTH KOREA — 0.4%
Cheil Worldwide	4,469	99,617
Daelim Industrial	1,078	89,818
DB Insurance	1,718	110,709
Doosan Bobcat	3,030	85,819
Fila Korea	2,169	107,186
GS Engineering & Construction	2,535	96,855
GS Retail	1,383	47,620
Hankook Tire	637	24,204
Hanon Systems	1,628	18,018
Hyundai Department Store	854	73,563
Hyundai Engineering & Construction	2,217	113,258
Hyundai Glovis	429	53,197
Hyundai Marine & Fire Insurance	1,315	43,930
Industrial Bank of Korea	3,294	40,839
Kangwon Land *	1,188	32,668
Kia Motors	4,544	147,307
Korea Gas	888	39,554
Korea Zinc *	173	69,946

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
Korean Air Lines *	1,142	$37,409
KT&G	1,121	104,696
Kumho Petrochemical	199	16,921
LG Uplus	8,734	116,625
NCSoft	198	81,191
Ottogi	30	20,381
Samsung Electro-Mechanics	1,358	129,786
SK Hynix	1,736	108,015
SK Telecom	748	172,942
		2,082,074
SPAIN — 0.2%
ACS Actividades de Construccion y Servicios	2,931	129,840
Amadeus IT Group	2,367	178,228
Enagas	3,578	101,929
Endesa	6,661	167,848
Iberdrola	18,507	154,820
International Consolidated Airlines Group	18,442	145,892
Mapfre	19,344	54,648
Red Electrica	5,422	117,160
Telefonica	17,233	148,748
		1,199,113
SWEDEN — 0.2%
Alfa Laval	3,462	75,677
Hexagon, Cl B	1,111	58,471
Investor, Cl B	4,453	198,943
Lundin Petroleum	3,260	106,890
Securitas, Cl B	5,589	87,607
Swedbank	6,011	110,507
Swedish Match	2,410	113,004
Tele2, Cl B	5,420	71,367
Telefonaktiebolaget LM Ericsson, Cl B	21,502	196,501
Telia	39,378	170,970
		1,189,937
SWITZERLAND — 0.6%
Baloise Holding	221	36,090
Chocoladefabriken Lindt & Spruengli	19	123,400
Nestle	5,028	454,657
Novartis	10,129	922,099

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — continued
Partners Group Holding	312	$225,470
Roche Holding	3,495	970,527
Sonova Holding	159	29,713
Swatch Group	210	61,973
Swiss Life Holding	443	193,136
Zurich Insurance Group	1,259	416,394
		3,433,459
TAIWAN — 0.8%
Acer	51,000	33,744
ASE Technology Holding	64,000	130,520
Asia Cement	71,000	89,550
AU Optronics	155,000	57,043
Chailease Holding	29,000	114,000
Chang Hwa Commercial Bank	139,000	83,403
China Life Insurance	42,000	39,234
China Steel	138,000	114,153
CTBC Financial Holding	123,000	83,267
Delta Electronics	7,000	34,935
E.Sun Financial Holding	174,000	124,754
Eclat Textile	7,000	80,266
Eva Airways	127,000	63,758
Far Eastern New Century	19,000	18,817
Feng TAY Enterprise	14,000	87,976
Formosa Chemicals & Fibre	46,000	157,434
Formosa Petrochemical	17,000	64,245
Formosa Taffeta	52,000	59,902
Fubon Financial Holding	20,000	29,551
Inventec	39,000	30,155
Lite-On Technology	36,000	52,070
Mega Financial Holding	154,000	136,228
Micro-Star International	3,000	7,954
Nan Ya Plastics	16,000	39,901
Novatek Microelectronics	24,000	133,086
Phison Electronics	4,000	36,375
President Chain Store	11,000	113,855
Realtek Semiconductor	21,000	120,859
Ruentex Industries	28,000	74,113
SinoPac Financial Holdings	200,000	69,775

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Taiwan Business Bank	263,000	$96,898
Taiwan Cement	99,000	123,642
Taiwan Cooperative Financial Holding	112,000	69,489
Taiwan Semiconductor Manufacturing ADR	20,917	816,809
Uni-President Enterprises	75,000	182,811
United Microelectronics	37,000	13,767
Vanguard International Semiconductor	22,000	49,298
Walsin Technology	15,000	88,093
Yageo	9,000	101,179
Yuanta Financial Holding	236,000	133,678
Zhen Ding Technology Holding	39,000	113,502
		4,070,089
THAILAND — 0.2%
Advanced Info Service NVDR	4,300	24,822
Bangkok Bank NVDR	20,200	133,977
Bangkok Dusit Medical Services NVDR	148,300	111,048
Home Product Center NVDR	195,800	93,130
IRPC NVDR	223,100	41,663
Krung Thai Bank NVDR	154,500	94,447
Land & Houses NVDR	221,900	73,898
PTT NVDR	144,700	221,756
PTT Exploration & Production NVDR	32,200	127,391
PTT Global Chemical NVDR	35,800	81,494
Siam Commercial Bank NVDR	25,800	109,219
		1,112,845
TURKEY — 0.0%
Eregli Demir ve Celik Fabrikalari	4,709	8,217
TAV Havalimanlari Holding	3,311	17,297
Turk Hava Yollari AO *	7,896	20,861
		46,375
UNITED KINGDOM — 0.8%
Admiral Group	646	18,708
Anglo American	7,720	205,075
Auto Trader Group	12,621	79,609
Barratt Developments	6,653	52,878
BHP Group	16,182	374,968
BP	73,734	523,490
Bunzl	2,142	67,426

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — continued
Burberry Group	4,821	$121,071
Centrica	43,424	71,715
Compass Group	5,374	118,705
Croda International	555	35,424
Diageo	3,647	141,199
Experian	5,055	131,704
GlaxoSmithKline	7,433	147,868
J Sainsbury	20,217	61,501
Johnson Matthey	633	25,966
Marks & Spencer Group	7,625	27,575
Mondi	2,886	66,183
National Grid	9,427	106,156
Next	1,012	68,275
Pearson	7,960	89,420
Persimmon	1,614	52,079
Rio Tinto	4,819	277,329
Royal Dutch Shell, Cl A	26,426	822,714
Royal Mail	4,152	15,558
Segro ‡	3,044	26,687
Smith & Nephew	7,141	136,095
Tesco	36,035	107,957
United Utilities Group	2,644	29,464
Whitbread	1,811	116,649
		4,119,448
UNITED STATES — 13.6%
COMMUNICATION SERVICES — 0.7%
AMC Networks, Cl A *	2,189	143,839
Cable One	173	164,175
CenturyLink	9,751	128,616
Cinemark Holdings	1,569	59,042
Discovery *	4,972	143,691
IAC *	1,040	221,572
Interpublic Group	4,704	108,333
Match Group	3,459	191,559
Omnicom Group	1,508	114,156
Telephone & Data Systems	3,624	116,149
TripAdvisor *	2,498	132,819
Twitter *	2,860	88,031

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
United States Cellular *	1,885	$88,011
Verizon Communications	19,722	1,122,576
Viacom, Cl B	5,697	166,466
Walt Disney	6,752	761,896
		3,750,931
CONSUMER DISCRETIONARY — 2.0%
Advance Auto Parts	1,349	218,241
Amazon.com *	703	1,152,800
AutoZone *	285	267,606
Best Buy	3,057	210,444
Bright Horizons Family Solutions *	620	76,880
Burlington Stores *	1,573	267,001
Capri Holdings *	795	36,252
Chipotle Mexican Grill, Cl A *	420	255,163
Columbia Sportswear	1,416	145,777
Darden Restaurants	2,241	251,238
Dick's Sporting Goods	4,314	168,505
Dollar General	2,353	278,736
Domino's Pizza	641	160,853
DR Horton	2,680	104,225
Expedia Group	170	20,963
Foot Locker	3,376	200,939
Gap	3,077	78,156
Garmin	2,133	179,108
Gentex	5,203	105,829
Genuine Parts	1,715	186,558
Graham Holdings, Cl B	101	69,055
Grand Canyon Education *	737	85,256
H&R Block	3,812	92,060
Hasbro	799	67,835
Home Depot	1,721	318,626
Hyatt Hotels, Cl A	1,087	79,101
Kohl's	3,086	208,398
Lowe's	4,168	438,015
Lululemon Athletica *	2,052	308,662
Macy's	6,026	149,385
McDonald's	2,226	409,228
NIKE, Cl B	7,830	671,266

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Nordstrom	3,087	$145,953
O'Reilly Automotive *	910	338,484
Penske Automotive Group	766	34,041
Pool	436	69,559
Ralph Lauren, Cl A	1,502	188,005
Ross Stores	3,012	285,628
ServiceMaster Global Holdings *	1,390	62,772
Starbucks	7,169	503,694
Tapestry	4,074	142,346
Target	3,626	263,393
Tiffany	1,485	141,134
TJX	8,206	420,886
Tractor Supply	2,119	202,047
Ulta Beauty *	804	251,242
Under Armour, Cl A *	6,360	143,418
Urban Outfitters *	4,034	124,449
VF	1,576	137,679
Williams-Sonoma	2,819	163,953
Yum! Brands	447	42,241
		10,923,085
CONSUMER STAPLES — 0.8%
Archer-Daniels-Midland	3,707	157,547
Casey's General Stores	855	115,203
Church & Dwight	3,677	241,946
Clorox	794	125,476
Costco Wholesale	2,175	475,760
Energizer Holdings	740	33,951
Estee Lauder, Cl A	1,470	230,702
Hershey	608	67,293
Hormel Foods	6,806	295,108
Kroger	8,755	256,784
Lamb Weston Holdings	3,999	277,171
McCormick	1,873	254,690
Nu Skin Enterprises, Cl A	468	28,131
Post Holdings *	1,212	123,478
Procter & Gamble	8,056	793,919
Sprouts Farmers Market *	3,167	73,854
Sysco	4,301	290,533

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
TreeHouse Foods *	365	$22,112
Walgreens Boots Alliance	4,573	325,552
Walmart	3,610	357,354
		4,546,564
ENERGY — 0.4%
Chevron	3,854	460,861
ConocoPhillips	6,098	413,749
Continental Resources *	1,235	55,093
EOG Resources	741	69,654
Helmerich & Payne	692	37,506
HollyFrontier	2,539	129,997
Marathon Oil	2,247	37,300
Marathon Petroleum	2,460	152,545
Occidental Petroleum	1,836	121,451
PBF Energy, Cl A	2,769	86,033
Phillips 66	2,565	247,163
Valero Energy	2,748	224,127
Whiting Petroleum *	2,470	60,194
		2,095,673
FINANCIALS — 1.6%
Aflac	5,206	255,823
Alleghany	291	187,101
Allstate	1,821	171,866
American Express	3,827	412,321
American Financial Group	803	80,027
Aon	903	154,892
Arch Capital Group *	692	22,608
Assurant	601	61,897
Assured Guaranty	3,218	134,384
Axis Capital Holdings	2,939	167,729
BB&T	5,399	275,187
Capital One Financial	1,973	164,903
Chubb	1,243	166,438
Cincinnati Financial	1,095	95,068
Citizens Financial Group	3,512	129,733
CME Group, Cl A	2,795	508,439
Comerica	1,992	173,523
Commerce Bancshares	1,083	68,153

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Credicorp	658	$159,953
Credit Acceptance *	421	185,181
Cullen	726	75,272
Discover Financial Services	1,947	139,425
E*TRADE Financial	687	33,656
East West Bancorp	1,394	76,126
Erie Indemnity, Cl A	261	46,515
Evercore, Cl A	481	44,300
Everest Re Group	892	201,690
Fidelity National Financial	1,240	43,512
Fifth Third Bancorp	3,016	83,181
First Citizens BancShares, Cl A	71	30,997
Hanover Insurance Group	1,225	145,420
Huntington Bancshares	11,567	166,680
JPMorgan Chase	11,828	1,234,370
KeyCorp	10,022	176,989
Marsh & McLennan	1,012	94,136
Mercury General	1,283	67,960
Nasdaq	752	68,861
Old Republic International	5,609	117,004
Popular	1,760	99,229
Progressive	6,403	466,779
Prosperity Bancshares	356	26,504
Regions Financial	13,097	214,791
RenaissanceRe Holdings	421	61,908
SVB Financial Group *	667	164,856
T Rowe Price Group	1,440	144,619
TCF Financial	2,423	55,487
Torchmark	536	44,252
Travelers	2,521	335,066
US Bancorp	2,270	117,336
Virtu Financial, Cl A	1,134	28,509
Webster Financial	910	52,252
WR Berkley	2,403	201,035
		8,433,943
HEALTH CARE — 2.2%
Abbott Laboratories	8,188	635,553
ABIOMED *	555	185,648

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Acadia Healthcare *	1,087	$28,577
Align Technology *	320	82,870
Amgen	2,809	533,935
Anthem	1,653	497,107
Biogen *	911	298,817
Bio-Rad Laboratories, Cl A *	243	65,829
Bio-Techne	146	28,309
Boston Scientific *	6,382	256,046
Centene *	3,144	191,438
Charles River Laboratories International *	408	58,005
Chemed	363	119,608
Cigna	1,068	186,302
Covetrus *	303	10,841
Danaher	1,915	243,243
DaVita *	1,252	71,239
DexCom *	1,028	143,231
Edwards Lifesciences *	843	142,711
Eli Lilly	6,188	781,483
Encompass Health	2,455	155,009
HCA Healthcare	2,687	373,600
Henry Schein *	1,185	70,270
Hill-Rom Holdings	465	49,313
Humana	994	283,330
ICU Medical *	270	66,355
IDEXX Laboratories *	588	124,086
Illumina *	636	198,922
Intuitive Surgical *	455	249,163
Jazz Pharmaceuticals *	546	76,456
Laboratory Corp of America Holdings *	297	44,027
Masimo *	1,147	150,578
MEDNAX *	642	21,128
Medtronic	6,016	544,448
Merck	12,473	1,013,930
Molina Healthcare *	1,008	135,707
Nektar Therapeutics, Cl A *	848	34,378
Pfizer	24,718	1,071,525
Premier, Cl A *	1,782	65,186
ResMed	1,598	163,683

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
STERIS	933	$112,856
Thermo Fisher Scientific	1,881	488,251
UnitedHealth Group	4,448	1,077,395
Universal Health Services, Cl B	1,308	181,590
Veeva Systems, Cl A *	1,753	206,696
WellCare Health Plans *	331	83,935
Zimmer Biomet Holdings	540	67,025
Zoetis, Cl A	3,098	291,925
		11,961,559
INDUSTRIALS — 1.3%
Alaska Air Group	971	59,911
Allison Transmission Holdings	2,579	128,176
Armstrong World Industries	894	65,423
Boeing	1,406	618,584
Carlisle	491	60,432
CH Robinson Worldwide	1,389	125,538
Cintas	886	183,048
Clean Harbors *	547	37,196
Copart *	1,247	73,161
CSX	4,972	361,315
Curtiss-Wright	312	38,466
Delta Air Lines	4,937	244,777
Donaldson	573	29,561
Dover	1,943	175,900
Eaton	1,860	148,372
Emerson Electric	4,306	293,454
Expeditors International of Washington	2,046	153,348
Fastenal	1,835	115,495
Harris	676	111,493
HD Supply Holdings *	1,308	56,257
HEICO	1,225	114,819
IDEX	511	73,635
Ingersoll-Rand	2,010	212,176
ITT	1,371	79,189
Jacobs Engineering Group	1,637	120,778
JB Hunt Transport Services	649	69,878
Landstar System	300	32,604
MSC Industrial Direct, Cl A	325	27,433

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Nordson	327	$44,393
Norfolk Southern	1,853	332,243
Old Dominion Freight Line	619	93,327
Republic Services, Cl A	3,355	263,133
Robert Half International	2,470	168,430
Rollins	1,752	69,484
Snap-on	733	117,280
Southwest Airlines	931	52,173
Teledyne Technologies *	447	105,510
Textron	1,921	104,310
Union Pacific	3,525	591,142
United Continental Holdings *	3,432	301,364
United Technologies	1,167	146,657
Verisk Analytics, Cl A	1,635	206,713
Wabtec	829	60,733
Waste Management	1,536	155,520
WW Grainger	733	223,396
XPO Logistics *	555	27,944
Xylem	922	69,657
		6,943,828
INFORMATION TECHNOLOGY — 3.3%
Accenture, Cl A	1,603	258,692
Adobe *	2,494	654,675
Akamai Technologies *	2,294	159,800
Analog Devices	391	41,821
ANSYS *	425	75,336
Apple	18,342	3,175,917
Aspen Technology *	716	72,108
Atlassian, Cl A *	871	93,615
Autodesk *	521	84,928
Automatic Data Processing	1,789	273,771
Booz Allen Hamilton Holding, Cl A	3,161	167,091
Broadridge Financial Solutions	1,486	150,458
CDW	2,105	197,639
Cisco Systems	19,754	1,022,665
Citrix Systems	1,846	194,753
Conduent *	2,588	37,837
DXC Technology	1,265	83,313

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
EPAM Systems *	681	$110,172
Euronet Worldwide *	166	22,297
F5 Networks *	1,065	179,069
Fair Isaac *	423	104,828
FLIR Systems	1,240	63,798
Fortinet *	2,584	224,265
Hewlett Packard Enterprise	7,913	129,615
HP	10,371	204,620
Intel	19,726	1,044,689
Intuit	1,847	456,449
Jack Henry & Associates	665	88,199
Keysight Technologies *	3,093	261,080
Mastercard, Cl A	3,969	892,112
Maxim Integrated Products	835	45,449
Micron Technology *	3,180	129,998
Microsoft	29,614	3,317,656
Motorola Solutions	874	125,087
National Instruments	585	27,343
NetApp	2,736	178,387
Okta, Cl A *	2,082	176,720
Palo Alto Networks *	810	199,479
PTC *	850	78,897
QUALCOMM	1,179	62,947
Sabre	5,242	117,578
salesforce.com *	777	127,156
ServiceNow *	168	40,226
Splunk *	1,198	162,784
Tableau Software, Cl A *	166	21,895
Total System Services	753	71,083
Twilio, Cl A *	380	46,242
Ubiquiti Networks	1,186	171,246
Ultimate Software Group *	313	103,760
VeriSign *	1,307	232,698
Visa, Cl A	5,236	775,556
VMware, Cl A	1,928	331,250
Workday, Cl A *	630	124,696
Xilinx	2,378	297,963
Zebra Technologies, Cl A *	944	189,281

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Zendesk *	1,445	$114,184
		17,795,173
MATERIALS — 0.3%
AptarGroup	500	50,865
Ashland Global Holdings	353	27,315
Ball	2,709	148,399
CF Industries Holdings	2,994	126,347
Domtar	515	26,219
Eastman Chemical	791	65,408
Ecolab	1,779	300,491
Huntsman	1,050	26,030
LyondellBasell Industries, Cl A	1,431	122,379
Mosaic	4,359	136,306
Nucor	1,951	118,172
Reliance Steel & Aluminum	487	43,465
RPM International	1,035	59,895
Sonoco Products	1,802	104,318
Steel Dynamics	2,283	85,202
Westlake Chemical	303	21,171
		1,461,982
REAL ESTATE — 0.3%
Apartment Investment & Management, Cl A ‡	2,416	118,215
CBRE Group, Cl A *	2,020	100,515
EPR Properties ‡	1,206	88,617
Equity Commonwealth ‡	1,326	43,294
Equity Residential ‡	2,378	175,235
HCP ‡	2,290	70,463
Jones Lang LaSalle	385	63,571
Kimco Realty ‡	1,432	25,189
Life Storage ‡	373	36,405
Medical Properties Trust ‡	10,375	189,136
Omega Healthcare Investors ‡	4,919	176,592
Park Hotels & Resorts ‡	2,165	67,635
Spirit Realty Capital ‡	541	20,904
Ventas ‡	1,664	104,416
Welltower ‡	1,917	142,452
		1,422,639

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES — 0.7%
AES	7,812	$134,601
Ameren	3,117	222,055
American Electric Power	3,026	245,560
Atmos Energy	1,441	142,443
CenterPoint Energy	1,717	51,750
CMS Energy	3,941	214,390
DTE Energy	2,605	321,874
Duke Energy	3,483	312,286
Entergy	864	80,637
Exelon	8,733	424,336
Hawaiian Electric Industries	1,325	50,721
NextEra Energy	2,017	378,631
NRG Energy	2,200	91,696
OGE Energy	4,295	182,623
Pinnacle West Capital	2,248	210,728
Public Service Enterprise Group	1,691	99,448
UGI	3,204	175,900
Vistra Energy	3,849	100,228
Xcel Energy	5,393	295,860
		3,735,767
		73,071,144
Total Common Stock
(Cost $130,452,610)		136,771,094

PREFERRED STOCK — 0.2%

BRAZIL — 0.2% (A)
Braskem	3,400	49,151
Cia Brasileira de Distribuicao	1,000	24,794
Gerdau	15,600	62,838
Petroleo Brasileiro	80,600	577,868
Telefonica Brasil	9,300	116,369
Total Preferred Stock
(Cost $775,689)		831,020

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

RIGHTS — 0.0%
	Number Of Rights	Values
CTBC Financial Holding ‡‡	155	$—

(Cost $–)		—

SHORT-TERM INVESTMENT — 3.4%
	Shares
Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (B)
(Cost $18,411,427)	18,411,427	18,411,427
Total Investments — 100.0%
(Cost $515,600,767)		$534,377,904

Percentages are based on Net Assets of $534,595,964.

A list of the open futures contracts held by the Fund at February 28, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Index E-MINI	2	Mar-2019	$170,179	$186,900	$16,721
MSCI Emerging Markets	8	Mar-2019	385,590	418,680	33,090
S&P 500 Index E-MINI	27	Mar-2019	3,739,222	3,759,345	20,123
S&P TSX 60 Index	6	Mar-2019	775,387	868,483	84,522
SGX Nifty 50	110	Mar-2019	2,389,473	2,391,400	1,927
			$7,459,851	$7,624,808	$156,383

Open total return swap agreements held by the Fund at February 28, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGEX NAV	SOFR +35 bps	SPGEX	Annually	02/05/2020	USD	9,905,434	$79,238	$79,238

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Rate is not available
(B)	The rate reported is the 7-day effective yield as of February 28, 2019.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MIN — Minimun

MSCI — Morgan Stanley Capital International

NVDR— Non-Voting Depository Receipt

S&P— Standard & Poor's

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

TSX — Toronto Stock Exchange

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of February 28, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$378,364,363	$—	$—	$378,364,363
Common Stock
Australia	—	2,511,244	—	2,511,244
Belgium	—	372,604	—	372,604
Brazil	2,743,916	—	—	2,743,916
Canada	2,858,678	—	—	2,858,678
China	—	411,861	—	411,861
Denmark	—	467,117	—	467,117
Finland	—	604,536	—	604,536
France	—	2,118,543	—	2,118,543
Germany	—	2,470,588	—	2,470,588
Hong Kong	—	10,842,300	—	10,842,300
Hungary	—	145,713	—	145,713
Indonesia	—	583,772	—	583,772
Italy	—	788,317	—	788,317
Japan	—	12,782,696	—	12,782,696
Malaysia	—	1,365,688	—	1,365,688
Mexico	403,636	—	—	403,636
Netherlands	—	1,531,540	—	1,531,540
Norway	—	496,938	—	496,938
Philippines	—	145,618	—	145,618
Poland	—	415,452	—	415,452
Portugal	—	134,045	—	134,045
Singapore	—	850,468	—	850,468
South Africa	73,741	1,327,599	—	1,401,340

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
South Korea	$—	$2,082,074	$—	$2,082,074
Spain	—	1,199,113	—	1,199,113
Sweden	—	1,189,937	—	1,189,937
Switzerland	—	3,433,459	—	3,433,459
Taiwan	816,809	3,253,280	—	4,070,089
Thailand	—	1,112,845	—	1,112,845
Turkey	—	46,375	—	46,375
United Kingdom	—	4,119,448	—	4,119,448
United States	73,071,144	—	—	73,071,144
Total Common Stock	79,967,924	56,803,170	—	136,771,094
Preferred Stock
Brazil	831,020	—	—	831,020
Rights	—	—	—	—
Short-Term Investment	18,411,427	—	—	18,411,427
Total Investments in Securities	$477,574,734	$56,803,170	$—	$534,377,904

Other Financial Instruments	Level 1	Level 2		Level 3		Total
Futures Contracts^
Unrealized Appreciation	$156,383	$		$		$156,383
Total Return Swap^
Unrealized Appreciation	—		79,238		—	79,238
Total Other Financial Instruments	$156,383		$79,238		$—	$235,621

^	Futures and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “— ” are $0.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of February 28, 2019, securities with a total value of $56,803,170 were classified as Level 2 as a result of fair valuation of foreign securities. For the period ended February 28, 2019, there were no transfers between Levels.

For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.3%
	Shares	Value
AQR TM Emerging Multi-Style Fund	47,903	$493,402
AQR TM International Multi-Style Fund	80,458	831,935
AQR TM Large Capital Multi-Style Fund	96,478	1,220,442
DFA Emerging Markets Core Equity Portfolio, Cl I	37,235	770,402
DFA International Vector Equity Portfolio	92,934	1,065,952
DFA Real Estate Securities Portfolio, Cl I	11,647	426,736
DFA TA US Core Equity 2 Portfolio	96,602	1,759,120
DFA TA World ex US Core Equity Portfolio	58,579	617,418
DFA US Vector Equity Portfolio, Cl I	98,504	1,807,546
iShares Edge MSCI Min Vol Global ETF	8,541	748,277
Total Registered Investment Companies
(Cost $8,927,719)		9,741,230

SHORT-TERM INVESTMENT — 3.6%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $359,210)	359,210	359,210
Total Investments — 101.9%
(Cost $9,286,929)		$10,100,440

Percentages are based on Net Assets of $9,916,782.

Open total return swap agreements held by the Fund at February 28, 2019 are as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR +35 bps	SPGTX	Annually	02/05/2020	USD	201,839	$5,673	$5,673

(A)	The rate reported is the 7-day effective yield as of February 28, 2019.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND
FEBRUARY 28, 2019
(Unaudited)

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanly Capital International

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$9,741,230	$—	$—	$9,741,230
Short-Term Investment	359,210	—	—	359,210
Total Investments in Securities	$10,100,440	$—	$—	$10,100,440

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^
Unrealized Appreciation	$—	$5,673	$—	$5,673
Total Other Financial Instruments	$—	$5,673	$—	$5,673

^	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “— ” are $0.

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period.

For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.1%
	Shares	Value
DFA One-Year Fixed Income Portfolio, Cl I	2,332,177	$23,974,776
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares	7,840,696	81,072,799
Vanguard Total Bond Market Index Fund, Cl Admiral Shares	8,658,016	90,909,168
Total Registered Investment Companies
(Cost $194,160,223)		195,956,743

SHORT-TERM INVESTMENT — 1.9%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $3,810,286)	3,810,286	3,810,286
Total Investments — 100.0%
(Cost $197,970,509)		$199,767,029

Percentages are based on Net Assets of $199,699,713.

(A)	The rate reported is the 7-day effective yield as of February 28, 2019.

Cl — Class

As of February 28, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period. For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.9%
	Shares	Value
DFA Intermediate-Term Municipal Bond Portfolio, Cl I	83,151	$846,474
DFA Short-Term Municipal Bond Portfolio, Cl I	188,846	1,918,676
Total Registered Investment Companies
(Cost $2,758,210)		2,765,150

SHORT-TERM INVESTMENT — 6.3%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $176,204)	176,204	176,204
Total Investments — 105.2%
(Cost $2,934,414)		$2,941,354

Percentages are based on Net Assets of $2,795,169.

(A)	The rate reported is the 7-day effective yield as of February 28, 2019.

Cl — Class

As of February 28, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period. For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,368,886	$25,204,946
Vanguard Total Bond Market ETF	7,001	558,820
Vanguard Total Bond Market Index Fund, Cl Admiral Shares	16,303,459	171,186,323
Vanguard Total International Bond ETF	40,001	2,194,055
Vanguard Total International Bond Index Fund, Cl Admiral Shares	6,909,421	151,454,515
Total Registered Investment Companies
(Cost $349,667,696)		350,598,659

SHORT-TERM INVESTMENT — 1.9%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $6,711,640)	6,711,640	6,711,640
Total Investments — 99.9%
(Cost $356,379,336)		$357,310,299

Percentages are based on Net Assets of $357,502,019.

(A)	The rate reported is the 7-day effective yield as of February 28, 2019.

Cl — Class

ETF — Exchange Traded Fund

As of February 28, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period. For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND
FEBRUARY 28, 2019
(Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 113.8%
	Shares	Value
AQR Alternative Risk Premia Fund, Cl I	4,067	$38,227
AQR Diversified Arbitrage Fund, Cl I	8,304	74,399
AQR Managed Futures Strategy Fund, Cl I	4,638	37,987
JPMorgan Systematic Alpha Fund, Cl R6	4,310	62,587
Total Registered Investment Companies
(Cost $215,306)		213,200

SHORT-TERM INVESTMENT — 1.2%

Invesco Government & Agency Portfolio, Cl Institutional, 2.300% (A)
(Cost $2,186)	2,186	2,186
Total Investments — 115.0%
(Cost $217,492)		$215,386

Percentages are based on Net Assets of $187,271.

(A)	The rate reported is the 7-day effective yield as of February 28, 2019.

Cl — Class

As of February 28, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. Transfers, if any, between levels are considered to have occurred at the end of the period. For the period ended February 28, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Assets:
Investments, at Value (Cost $503,272,863, $273,448,995, $515,600,767 and $9,286,929)	$521,510,413	$283,457,790	$534,377,904	$10,100,440
Foreign Currency, at Value (Cost $—, $874,099, $710,643 and $—)	—	874,742	711,198	—
Receivable for Capital Shares Sold	334,389	183,692	345,649	—
Dividends and Interest Receivable	210,946	198,017	282,479	517
Cash Collateral on Futures Contracts	194,845	49,202	36,768	—
Unrealized Appreciation on Swap Contracts	107,796	27,223	79,238	5,673
Deferred Offering Costs	66,676	34,751	69,231	812
Reclaim Receivable	—	3,962	2,990	—
Receivable Due from Adviser	—	—	—	249
Prepaid Expenses	7,598	4,869	7,801	3,933
Total Assets	522,432,663	284,834,248	535,913,258	10,111,624

Liabilities:
Payable for Capital Shares Redeemed	682,068	348,996	672,277	—
Payable Due to Adviser	75,609	62,304	80,415	—
Transfer Agent Fees Payable	46,540	27,341	50,597	3,661
Offering Costs Payable	86,151	47,989	89,316	1,153
Payable Due to Administrator	14,021	7,667	14,402	267
Insurance Fees Payable	10,746	7,304	11,082	2,936
Legal Fees Payable	9,749	6,534	10,060	2,465
Chief Compliance Officer Fees Payable	7,488	5,018	7,726	1,893
Audit Fees Payable	6,935	6,935	6,935	6,935
Payable for Investment Securities Purchased	—	—	—	157,371
Due to Broker	—	554,619	307,621	—
Trustees Fees Payable	—	2,153	—	8,076
Other Accrued Expenses	38,734	50,032	66,863	10,085
Total Liabilities	978,041	1,126,892	1,317,294	194,842

Net Assets	$521,454,622	$283,707,356	$534,595,964	$9,916,782

Net Assets Consist of:
Paid-in Capital	$498,250,747	$271,907,794	$511,424,519	$9,101,355
Total Distributable Earnings	23,203,875	11,799,562	23,171,445	815,427
Net Assets	$521,454,622	$283,707,356	$534,595,964	$9,916,782

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	50,716,350	27,098,200	51,575,513	942,588
Net Asset Value, Offering and Redemption Price Per Share	$10.28	$10.47	$10.37	$10.52

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Assets:
Investments, at Value (Cost $197,970,509, $2,934,414, $356,379,336 and $217,492)	$199,767,029	$2,941,354	$357,310,299	$215,386
Receivable for Capital Shares Sold	43,827	—	207,744	—
Dividends and Interest Receivable	324,765	147	496,565	10
Receivable for Investment Securities Sold	—	—	—	3,183
Deferred Offering Costs	22,971	212	43,325	18
Receivable Due from Adviser	—	1,238	—	1,631
Prepaid Expenses	2,402	1,953	6,955	1,953
Total Assets	200,160,994	2,944,904	358,064,888	222,181

Liabilities:
Payable for Capital Shares Redeemed	337,055	605	355,768	—
Payable Due to Adviser	10,309	—	29,687	—
Transfer Agent Fees Payable	20,324	3,220	36,505	3,143
Custodian Fees Payable	20,690	4,623	31,707	4,623
Offering Costs Payable	33,692	301	58,536	25
Payable Due to Administrator	5,283	71	9,510	4
Insurance Fees Payable	5,881	2,829	8,393	2,752
Legal Fees Payable	5,209	2,367	7,550	2,298
Chief Compliance Officer Fees Payable	4,001	1,818	5,798	1,765
Audit Fees Payable	6,935	6,935	6,935	6,935
Payable for Investment Securities Purchased	—	113,546	—	—
Trustees Fees Payable	3,595	8,084	1,236	8,087
Other Accrued Expenses	8,307	5,336	11,244	5,278
Total Liabilities	461,281	149,735	562,869	34,910

Net Assets	$199,699,713	$2,795,169	$357,502,019	$187,271

Net Assets Consist of:
Paid-in Capital	$197,892,520	$2,788,219	$356,579,897	$189,674
Total Distributable Earnings (Loss)	1,807,193	6,950	922,122	(2,403)
Net Assets	$199,699,713	$2,795,169	$357,502,019	$187,271

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	19,617,205	276,398	35,293,042	19,275
Net Asset Value, Offering and Redemption Price Per Share	$10.18	$10.11	$10.13	$9.72

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
PERIOD ENDED FEBRUARY 28, 2019(1)
(Unaudited)

STATEMENTS OF OPERATIONS
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Investment Income:
Dividend Income	$2,147,493	$2,504,785	$3,185,227	$4,343
Less: Foreign Taxes Withheld	—	(17,036)	(12,966)	—
Total Investment Income	2,147,493	2,487,749	3,172,261	4,343

Expenses:
Investment Advisory Fees	574,139	434,945	702,056	8,067
Administration Fees	35,502	23,085	36,440	8,117
Trustees’ Fees	8,091	8,091	8,091	8,091
Chief Compliance Officer Fees	7,488	5,018	7,726	1,893
Transfer Agent Fees	81,375	49,190	86,572	8,947
Custodian Fees	26,106	29,793	45,023	4,623
Offering Costs	19,475	13,238	20,085	341
Legal Fees	9,749	6,534	10,060	2,465
Registration Fees	9,325	5,210	9,584	488
Audit Fees	6,935	6,935	6,935	6,935
Printing Fees	3,743	2,510	3,863	945
Insurance and Other Expenses	17,886	23,228	27,746	8,144

Total Expenses	799,814	607,777	964,181	59,056
Less:
Waiver of Investment Advisory Fees	(353,739)	(271,166)	(463,098)	(8,067)
Reimbursement by Investment Adviser	—	—	—	(45,776)
Net Expenses	446,075	336,611	501,083	5,213

Net Investment Income (Loss)	1,701,418	2,151,138	2,671,178	(870)

(1)	The Funds commenced operations on November 12, 2018.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
PERIOD ENDED FEBRUARY 28, 2019(1)
(Unaudited)

STATEMENTS OF OPERATIONS - continued
	US Equity Fund	International Equity Fund	Global Equity Fund	Tax-Managed Global Equity Fund
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments Sold	$ 4,706,253	$ 1,366,787	$ 3,851,300	$ 409
Net Realized Gain (Loss) on Futures Contracts	(115,567)	255,348	282,291	—
Net Realized Gain on Foreign Currency Transactions	—	9,086	13,476	—
Net Change in Unrealized Appreciation on Investments	18,237,550	10,008,795	18,777,137	813,511
Net Change in Unrealized Appreciation on Futures Contracts	241,898	163,399	156,383	—
Net Change in Unrealized Appreciation on Swap Contracts	107,796	27,223	79,238	5,673
Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	—	1,174	939	—
Net Realized and Unrealized Gain on Investments, Swap Contracts, Futures Contracts, Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	23,177,930	11,831,812	23,160,764	819,593
Net Increase in Net Assets Resulting from Operations	$ 24,879,348	$ 13,982,950	$ 25,831,942	$ 818,723

(1)	The Funds commenced operations on November 12, 2018.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
PERIOD ENDED FEBRUARY 28, 2019(1)
(Unaudited)

STATEMENTS OF OPERATIONS
	US Fixed Income Fund	Municipal Fixed Income Fund	Global Fixed Income Fund	Alternatives Fund
Investment Income:
Dividend Income	$970,224	$5,631	$4,376,446	$2,369
Total Investment Income	970,224	5,631	4,376,446	2,369

Expenses:
Investment Advisory Fees	163,628	1,541	328,317	421
Administration Fees	18,212	7,765	26,787	7,652
Trustees' Fees	8,091	8,091	8,091	8,091
Chief Compliance Officer Fees	4,001	1,818	5,798	1,765
Transfer Agent Fees	37,426	8,134	60,838	7,832
Custodian Fees	20,690	4,623	31,707	4,623
Offering Costs	10,721	89	15,211	7
Audit Fees	6,935	6,935	6,935	6,935
Legal Fees	5,209	2,367	7,550	2,298
Registration Fees	3,566	303	6,461	269
Printing Fees	2,004	908	2,897	883
Insurance and Other Expenses	11,378	8,038	14,072	7,960

Total Expenses	291,861	50,612	514,664	48,736
Less:
Waiver of Investment Advisory Fees	(142,780)	(1,541)	(243,172)	(421)
Reimbursement by Investment Adviser	—	(47,727)	—	(48,151)
Net Expenses	149,081	1,344	271,492	164

Net Investment Income	821,143	4,287	4,104,954	2,205

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments Sold	11,558	—	(9,406)	(220)
Net Realized Gain Received on Distributions from Registered Investment Companies	—	—	—	9
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,796,520	6,940	930,963	(2,106)
Net Realized and Unrealized Gain (Loss) on Investments	1,808,078	6,940	921,557	(2,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,629,221	$11,227	$5,026,511	$(112)

(1)	The Funds commenced operations on November 12, 2018.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	US Equity Fund	International Equity Fund
	Period Ended February 28, 2019* (Unaudited)	Period Ended February 28, 2019* (Unaudited)
Operations:
Net Investment Income	$1,701,418	$2,151,138
Net Realized Gain on Investments, Futures Contracts, and Foreign Currency Transactions	4,590,686	1,631,221
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	18,587,244	10,200,591
Net Increase in Net Assets Resulting from Operations	24,879,348	13,982,950

Distributions	(1,675,473)	(2,183,388)

Capital Share Transactions:
Class I Shares:
Issued	527,873,599	287,512,994
Reinvestment of Distributions	1,675,473	2,183,388
Redeemed	(31,298,325)	(17,788,588)
Net Class I Share Transactions	498,250,747	271,907,794
Net Increase in Net Assets from Share Transactions	498,250,747	271,907,794
Total Increase in Net Assets	521,454,622	283,707,356

Net Assets:
Beginning of Period	—	—
End of Period	$521,454,622	$283,707,356

Share Transactions:
Class I Shares:
Issued	53,757,694	28,634,471
Reinvestment of Distributions	184,118	226,024
Redeemed	(3,225,462)	(1,762,295)
Net Increase in Shares Outstanding from Share Transactions	50,716,350	27,098,200

*	The Funds commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Equity Fund	Tax-Managed Global Equity Fund
	Period Ended February 28, 2019* (Unaudited)	Period Ended February 28, 2019* (Unaudited)
Operations:
Net Investment Income (Loss)	$2,671,178	$(870)
Net Realized Gain on Investments, Futures Contracts, and Foreign Currency Transactions	4,147,067	409
Net Change in Unrealized Appreciation on Investments, Futures Contracts, Swap Contacts, and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies.	19,013,697	819,184
Net Increase in Net Assets Resulting from Operations	25,831,942	818,723

Distributions	(2,660,497)	(3,296)

Capital Share Transactions:
Class I Shares:
Issued	541,910,258	9,254,631
Reinvestment of Distributions	2,660,497	3,296
Redeemed	(33,146,236)	(156,572)
Net Class I Share Transactions	511,424,519	9,101,355
Net Increase in Net Assets from Share Transactions	511,424,519	9,101,355
Total Increase in Net Assets	534,595,964	9,916,782

Net Assets:
Beginning of Period	—	—
End of Period	$534,595,964	$9,916,782

Share Transactions:
Class I Shares:
Issued	54,649,823	957,593
Reinvestment of Distributions	285,155	353
Redeemed	(3,359,465)	(15,358)
Net Increase in Shares Outstanding from Share Transactions	51,575,513	942,588

*	The Funds commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	US Fixed Income Fund	Municipal Fixed Income Fund
	Period Ended February 28, 2019* (Unaudited)	Period Ended February 28, 2019* (Unaudited)
Operations:
Net Investment Income	$821,143	$4,287
Net Realized Gain on Investments	11,558	—
Net Change in Unrealized Appreciation on Investments	1,796,520	6,940
Net Increase in Net Assets Resulting from Operations	2,629,221	11,227

Distributions	(822,028)	(4,277)

Capital Share Transactions:
Class I Shares:
Issued	214,978,867	2,832,885
Reinvestment of Distributions	822,028	4,277
Redeemed	(17,908,375)	(48,943)
Net Class I Share Transactions	197,892,520	2,788,219
Net Increase in Net Assets from Share Transactions	197,892,520	2,788,219
Total Increase in Net Assets	199,699,713	2,795,169

Net Assets:
Beginning of Period	—	—
End of Period	$199,699,713	$2,795,169

Share Transactions:
Class I Shares:
Issued	21,301,883	280,821
Reinvestment of Distributions	80,818	423
Redeemed	(1,765,496)	(4,846)
Net Increase in Shares Outstanding from Share Transactions	19,617,205	276,398

*	The Funds commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST

STATEMENTS OF CHANGES IN NET ASSETS
	Global Fixed Income Fund	Alternatives Fund
	Period Ended February 28, 2019* (Unaudited)	Period Ended February 28, 2019* (Unaudited)
Operations:
Net Investment Income	$4,104,954	$2,205
Net Realized Loss on Investments and Realized Gain on Distributions from Registered Investments Companies	(9,406)	(211)
Net Change in Unrealized Appreciation (Depreciation) on Investments	930,963	(2,106)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,026,511	(112)

Distributions	(4,104,389)	(2,291)

Capital Share Transactions:
Class I Shares:
Issued	374,654,418	87,468
Reinvestment of Distributions	4,104,389	2,291
Redeemed	(22,178,910)	(85)
Net Class I Share Transactions	356,579,897	89,674
Net Increase in Net Assets from Share Transactions	356,579,897	89,674
Total Increase in Net Assets	357,502,019	87,271

Net Assets:
Beginning of Period	—	100,000
End of Period	$357,502,019	$187,271

Share Transactions:
Class I Shares:
Issued (*including 10,000 seed shares)	37,076,840	19,045 *
Reinvestment of Distributions	407,810	239
Redeemed	(2,191,608)	(9)
Net Increase in Shares Outstanding from Share Transactions	35,293,042	19,275

*	The Funds commenced operations on November 12, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.05
Net Realized and Unrealized Gain	0.27
Total from Operations	0.32
Dividends and Distributions:
Net Investment Income	(0.04)
Total Dividends and Distributions	(0.04)
Net Asset Value, End of Period	$10.28
Total Return†	3.25%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$521,455
Ratio of Expenses to Average Net Assets(3)	0.48	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	0.86	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.83	%**
Portfolio Turnover Rate	4	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.12
Net Realized and Unrealized Gain	0.45
Total from Operations	0.57
Dividends and Distributions:
Net Investment Income	(0.10)
Total Dividends and Distributions	(0.10)
Net Asset Value, End of Period	$10.47
Total Return†	5.76%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$283,707
Ratio of Expenses to Average Net Assets(3)	0.65	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	1.17	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	4.15	%**
Portfolio Turnover Rate	7	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.08
Net Realized and Unrealized Gain	0.35
Total from Operations	0.43
Dividends and Distributions:
Net Investment Loss	(0.06)
Total Dividends and Distributions	(0.06)
Net Asset Value, End of Period	$10.37
Total Return†	4.39%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$534,596
Ratio of Expenses to Average Net Assets(3)	0.52	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	1.00	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.77	%**
Portfolio Turnover Rate	5	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Loss(1)	—
Net Realized and Unrealized Gain	0.55
Total from Operations	0.55
Dividends and Distributions:
Net Investment Income	(0.03)
Total Dividends and Distributions	(0.03)
Net Asset Value, End of Period	$10.52
Total Return†	5.50%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,917
Ratio of Expenses to Average Net Assets(3)	0.42	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	4.76	%**
Ratio of Net Investment Loss to Average Net Assets(2) (3)	(0.07	)%**
Portfolio Turnover Rate	2	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC US FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.07
Net Realized and Unrealized Gain	0.16
Total from Operations	0.23
Dividends and Distributions:
Net Investment Income	(0.05)
Total Dividends and Distributions	(0.05)
Net Asset Value, End of Period	$10.18
Total Return†	2.29%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$199,700
Ratio of Expenses to Average Net Assets(3)	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	0.80	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	2.26	%**
Portfolio Turnover Rate	6	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.04
Net Realized and Unrealized Gain	0.10
Total from Operations	0.14
Dividends and Distributions:
Net Investment Income	(0.03)
Total Dividends and Distributions	(0.03)
Net Asset Value, End of Period	$10.11
Total Return†	1.37%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$2,795
Ratio of Expenses to Average Net Assets(3)	0.41	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	15.44	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	1.31	%**
Portfolio Turnover Rate	3	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Operations:
Net Investment Income(1)	0.19
Net Realized and Unrealized Gain	0.09
Total from Operations	0.28
Dividends and Distributions:
Net Investment Income	(0.15)
Total Dividends and Distributions	(0.15)
Net Asset Value, End of Period	$10.13
Total Return†	2.77%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$357,502
Ratio of Expenses to Average Net Assets(3)	0.43	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	0.82	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	6.50	%**
Portfolio Turnover Rate	2	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout the Period

Class I Shares	Period Ended February 28, 2019* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.20
Net Realized and Unrealized Loss	(0.25)
Total from Operations	(0.05)
Dividends and Distributions:
Net Investment Income	(0.23)
Total Dividends and Distributions	(0.23)
Net Asset Value, End of Period	$9.72
Total Return†	(0.48)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$187
Ratio of Expenses to Average Net Assets(3)	0.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)(3)	149.49	%**
Ratio of Net Investment Income to Average Net Assets(2) (3)	6.76	%**
Portfolio Turnover Rate	8	%***

(1)	Calculated using average shares.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
*	Commenced operations on November 12, 2018.
**	Annualized
***	Not Annualized
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Symmetry Panoramic Trust (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated April 3, 2018. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company currently consisting of eight separate portfolios. The financial statements herein are those of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund and Symmetry Panoramic Alternatives Fund (each a “Fund” and collectively, the “Funds”). The investment objective of each of Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund is to seek long-term capital appreciation. The investment objective of Symmetry Panoramic US Fixed Income Fund is to seek total return through exposure to US fixed income securities. The investment objective of Symmetry Panoramic Municipal Fixed Income Fund is to provide current income that is exempt from federal personal income tax. The investment objective of Symmetry Panoramic Global Fixed Income Fund is to seek total return through exposure to global fixed income securities. The investment objective of Symmetry Panoramic Alternatives Fund is to seek positive long-term absolute returns. An “absolute return” seeks to earn a positive total return over the long-term, regardless of market conditions or general market direction. The Funds are classified as diversified investment companies. Symmetry Partners, LLC serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Class I Shares. The Funds commenced operations on November 12, 2018. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ, including securities traded over the counter, are either fair valued or valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not readily available are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

Swaps are marked-to-market daily based upon the outstanding value by contract and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee has established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Funds Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Industry classifications are summarized in the Funds’ Schedules of Investments.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including,

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended February 28, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended February 28, 2019, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Taxes — The Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund and the Symmetry Panoramic Global Fixed Income Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Futures Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund all utilized futures contracts during the period ended February 28, 2019. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2019.

For the period ended February 28, 2019, the average monthly notional amount of futures contracts held were as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund
Average Monthly Notional Balance Long	$1,113,880	$1,977,616	$3,885,119
Average Monthly Notional Balance Short	—	—	—

Swap Contracts — Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund are authorized to enter into swap agreements, including total return swaps. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, futures contract, basket of securities or futures contracts, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

swap agreements may be used to obtain exposure to a security, commodity or market without owning or taking physical custody of such security, commodity or market. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involves, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of February 28, 2019, Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, and Symmetry Panoramic Tax-Managed Global Equity Fund have swap agreements with one counterparty, ReFlow Fund, LLC (“ReFlow”).

The Funds may participate in a variety of liquidity programs offered by ReFlow. These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed

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from the fund, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event a Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

ReFlow NAVswap provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the reference fund’s net asset value. In return, the fund pays Secured Overnight Financing Rate (SOFR) plus a spread. By participating in the ReFlow programs, a fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

For the period ended February 28, 2019, the monthly average balances of swap contracts held by the Funds was as follows:

	Symmetry Panoramic US Equity Fund	Symmetry Panoramic International Equity Fund	Symmetry Panoramic Global Equity Fund	Symmetry Panoramic Tax-Managed Global Equity Fund
Average Monthly Notional Balance Long	$2,425,162	$1,399,675	$2,476,359	$50,406
Average Monthly Notional Balance Short	—	—	—	—

Offsetting Assets and Liabilities — The Funds may be subject to various Master Netting Arrangements with various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

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Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

As of February 28, 2019, there are no derivative liabilities (unrealized depreciation) to present within the netting arrangement. For presentation purposes, the Master Netting tables have been omitted.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the Funds based on the number of Funds and/or relative net assets.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and is classified as cash on the Statements of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

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Dividends and Distributions to Shareholders — Income dividends are derived from net investment income (i.e., interest and other income, less any related expenses) a Fund earns from its portfolio securities and other investments. Capital gain distributions are derived from gains realized when a Fund sells a portfolio security. Long-term capital gains are derived from gains realized when a Fund sells a portfolio security it has owned for more than one year, and short-term capital gains are derived from gains realized when a portfolio security was owned for one year or less.

The Symmetry Panoramic US Equity Fund, the Symmetry Panoramic International Equity Fund, the Symmetry Panoramic Global Equity Fund, the Symmetry Panoramic Tax-Managed Global Equity Fund, and the Symmetry Panoramic Alternatives Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, at least annually, or more frequently as determined to be appropriate by the Adviser. The Symmetry Panoramic US Fixed Income Fund, the Symmetry Panoramic Municipal Fixed Income Fund, and the Symmetry Panoramic Global Fixed Income Fund each intend to distribute substantially all of their net investment income and net capital gains, if any, monthly.

Organization and Offering Costs — Organization costs are expensed as incurred. Offering costs are amortized for a period of twelve months upon commencement of operations of a Fund. Organization and offering costs are subject to recoupment by the Adviser, within twelve months of commencement of operations subject to the Organizational Expense Agreement and Expense Limitation Agreement. The Adviser will reimburse the Funds for any organization and offering costs incurred by the Funds. The Trust incurred offering costs of $317,163 which are being amortized to expense over a twelve month period. As of February 28, 2019, the Trust had $237,996 remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and the CCO’s staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and other service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended February 28, 2019, the Funds were charged as follows for these services:

Fund	Administration Fee
Symmetry Panoramic US Equity Fund	$35,502
Symmetry Panoramic International Equity Fund	23,085
Symmetry Panoramic Global Equity Fund	36,440
Symmetry Panoramic Tax-Managed Global Equity Fund	8,117
Symmetry Panoramic US Fixed Income Fund	18,212
Symmetry Panoramic Municipal Fixed Income Fund	7,765
Symmetry Panoramic Global Fixed Income Fund	26,787
Symmetry Panoramic Alternatives Fund	7,652

The Distributor serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

The Bank of New York Mellon acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Atlantic Fund Services, LLC (now part of the Apex Group) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

The Adviser has entered into an investment advisory agreement with each Fund. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate disclosed below based on the average daily net assets of each of the Funds. Subject to general oversight by the Board of Trustees, the Adviser manages and supervises the investment operations and business affairs of the Funds. The Adviser may select, contract with and compensate one or more sub-advisers to manage all or a portion of a Fund’s portfolio assets, subject to oversight by the Adviser. In this role, the Adviser has supervisory responsibility for managing the investment and reinvestment of each Fund’s portfolio assets through proactive oversight and monitoring of each sub-adviser and the Fund, as described in further detail below. The Adviser is responsible for developing overall investment strategies for the Funds and overseeing and implementing each Fund’s continuous investment programs and provides a variety of advisory oversight and investment research services. The Adviser also provides management and transition

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services associated with certain fund events (e.g., strategy, portfolio manager or sub-adviser changes) and coordinates and oversees services provided under other agreements. The Adviser has ultimate responsibility to oversee a sub-adviser and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Adviser, among other things: (i) monitors on a daily basis the compliance of the sub-adviser with the investment objectives and related policies of the Fund; (ii) monitors significant changes that may impact the sub-adviser’s overall business and regularly performs due diligence reviews of the sub-adviser; (iii) reviews the performance of the sub-adviser; and (iv) reports periodically on such performance to the Board of Trustees. The Adviser employs a team of investment professionals who provide these ongoing research and monitoring services.

In addition to investment advisory fees, each Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has agreed to limit each Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average daily net assets for the month, to the amounts listed in the below table until at least October 31, 2019 (the "Expense Limitation"). For purposes of the Expense Limitation, the term “Operating Expenses” with respect to the Funds is defined to include all expenses necessary or appropriate for the operation of a Fund and including the Adviser’s investment advisory or management fee detailed in the advisory agreement, any Rule 12b-l fees and/or shareholder services fees and other expenses described in the advisory agreement, but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of a Fund’s officers and Trustees, and contractual indemnification of an affected Fund’s service providers (other than the Adviser)).

	Advisory Fee Before Expense Limitation	Expense Limitation
Symmetry Panoramic US Equity Fund	0.55%	0.48%
Symmetry Panoramic International Equity Fund	0.70%	0.65%
Symmetry Panoramic Global Equity Fund	0.63%	0.52%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.65%	0.42%
Symmetry Panoramic US Fixed Income Fund	0.45%	0.41%
Symmetry Panoramic Municipal Fixed Income Fund	0.47%	0.41%
Symmetry Panoramic Global Fixed Income Fund	0.52%	0.43%
Symmetry Panoramic Alternatives Fund	1.29%	0.50%

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The Adviser also has contractually agreed to waive its management fee for each of the Funds until at least October 31, 2019 (“Fee Waiver”) so that the aggregate management fee retained by the Adviser with respect to each of the Funds after payment of sub-advisory fees does not exceed the following:

Symmetry Panoramic US Equity Fund	0.25%
Symmetry Panoramic International Equity Fund	0.25%
Symmetry Panoramic Global Equity Fund	0.25%
Symmetry Panoramic Tax-Managed Global Equity Fund	0.26%
Symmetry Panoramic US Fixed Income Fund	0.25%
Symmetry Panoramic Municipal Fixed Income Fund	0.25%
Symmetry Panoramic Global Fixed Income Fund	0.25%
Symmetry Panoramic Alternatives Fund	0.30%

The Adviser may recover all or a portion of the Expense Limitation within a three-year rolling period from the year in which it reduced its fee or reimbursed expenses if a Fund’s total annual operating expenses are below the Expense Limitation that was in place at the time of such fee reductions or expense reimbursements. The Expense Limitation and Fee Waiver agreements may be terminated by the Board of Trustees without penalty on 60 days’ written notice to the Adviser. The Expense Limitation and Fee Waiver agreements shall terminate automatically in the event of assignment of the investment advisory agreement.

The Adviser has engaged AQR Capital Management, LLC (“AQR”), to provide sub-advisory services to each of the Symmetry Panoramic US Equity Fund, Symmetry Panoramic International Equity Fund and Symmetry Panoramic Global Equity Fund (together, the “Sub-Advised Funds”). The Adviser pays AQR a portion of its fee, calculated daily and paid monthly. The Sub-Advised Funds are not responsible for the payment of the sub-advisory fees.

A Trustee and certain Officers are also employees/officers of the Adviser.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended February 28, 2019, were as follows:

	Purchases	Sales and Maturities
Symmetry Panoramic US Equity Fund	$501,877,005	$13,426,859
Symmetry Panoramic International Equity Fund	273,531,592	12,123,611
Symmetry Panoramic Global Equity Fund	514,760,648	17,142,004
Symmetry Panoramic Tax-Managed Global Equity Fund	9,033,154	102,797
Symmetry Panoramic US Fixed Income Fund	201,640,637	7,491,973

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	Purchases	Sales and Maturities
Symmetry Panoramic Municipal Fixed Income Fund	$2,794,082	$35,871
Symmetry Panoramic Global Fixed Income Fund	354,316,406	4,639,304
Symmetry Panoramic Alternatives Fund	226,430	10,904

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at February 28, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Symmetry Panoramic US Equity Fund	$503,266,863	$19,478,539	$(1,240,989)	$18,237,550
Symmetry Panoramic International Equity Fund	$273,465,995	$10,848,418	$(839,623)	$10,008,795
Symmetry Panoramic Global Equity Fund	$515,603,767	$20,241,376	$(1,464,239)	$18,777,137
Symmetry Panoramic Tax-Managed Global Equity Fund	$9,286,929	$813,511	$0	$813,511
Symmetry Panoramic US Fixed Income Fund	$197,970,509	$1,796,520	$0	$1,796,520
Symmetry Panoramic Municipal Fixed Income Fund	$2,934,414	$6,940	$0	$6,940
Symmetry Panoramic Global Fixed Income Fund	$356,379,336	$1,907,760	$(976,797)	$930,963
Symmetry Panoramic Alternatives Fund	$217,492	$567	$(2,673)	$(2,106)

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8. Concentration of Risks:

As with all mutual funds, there is no guarantee that any of the Funds will achieve the Fund’s investment objective. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other government agency. The principal risk factors affecting shareholder investments in the Funds are described below.

Please note that each of the Funds primarily will invest in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). Because the Funds invest primarily in Underlying Funds, the risks described below for each Fund are in reference to the Underlying Funds, and, to the extent that a Fund invests directly in securities and other instruments, the risks described below also are directly applicable to the Fund.

The table below and the paragraphs that follow show additional information about the principal (marked with an “✔”) and certain non-principal (marked with an “●”) investment strategies and techniques that a Fund may employ in pursuing the Fund’s investment objective and related risks.

✔ = principal

● = non-principal

	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Investing in Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Investments of Underlying Funds	✔	✔	✔	✔	✔	✔	✔	✔
Arbitrage Risk								✔
Asset Allocation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Cash Management Strategies	●	●	●	●	●	●	●	●
Commodities Risk								✔
Convertible Securities Risk								✔
Credit Default Swaps Risk								✔
Currency Risk		✔	✔	✔				✔
Cybersecurity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Derivatives Risk	✔	✔	✔	✔	✔	✔	✔	✔
Distressed Investments Risk								✔

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	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
Emerging Markets Risk		✔	✔	✔			●	✔
Equity Risk	✔	✔	✔	✔
Exchange-Traded Notes Risk								●
Financial Sector Risk	✔	✔	✔	✔
Fixed Income Securities					✔	✔	✔	✔
Foreign (Non-U.S.) Investment Risk		✔	✔	✔			✔	✔
Forward and Futures Contract Risk		✔	✔	✔			✔	✔
Geographic and Sector Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Portfolio Turnover Risk	✔	✔	✔	✔	✔	✔	✔	✔
High Yield Risk					✔	✔	✔	✔
Index Tracking Error Risk	✔	✔	✔	✔	✔	✔	✔	✔
Investment Companies and ETFs Risk	✔	✔	✔	✔	✔	✔	✔	✔
Investment Style Risk	✔	✔	✔	✔				✔
IPO and SEO Risk								✔
Leveraging Risk	●	●	●	●	●	●	●	✔
Litigation and Enforcement Risk								✔
Liquidity Risk	✔	✔	✔	✔	✔	✔	✔	✔
Management Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Capitalization Risk	✔	✔	✔	✔				✔
Market Events Risk	✔	✔	✔	✔	✔	✔	✔	✔
Market Risk	✔	✔	✔	✔	✔	✔	✔	✔
Money Market Instrument Risk					●	●	●
Municipal Bond Risk					✔			●
New Fund Risk	✔	✔	✔	✔	✔	✔	✔	✔

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	US Equity	International Equity	Global Equity	Tax- Managed Global Equity	US Fixed Income	Municipal Fixed Income	Global Fixed Income	Alternatives
ReFlow Liquidity Program	●	●	●	●	●	●	●	●
REIT Risk	✔	✔	●	●
Restricted Securities								✔
Securities Issued in PIPE Transactions								✔
Securities Lending Risk	✔	✔	✔	✔
Short Sales Risk								✔
SPACs Risk								✔
Subsidiary Risk								●
Swap Risk								✔
Taxability Risk						✔
Tax Risk								✔
Tax-Managed Investing Risk				✔
Temporary Defensive Positioning	●	●	●	●	●	●	●	●
U.S. Government Securities Risk	●	●	●	●	✔	✔	✔	✔
Valuation Risk	✔	✔	✔	✔	✔	✔	✔	✔
Volatility Risk	✔	✔	✔	✔				✔

General — Because each Fund invests in the Underlying Funds, a Fund’s shareholders will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets a Fund allocates to those Underlying Funds. Certain of the Funds also may invest in Underlying Funds that in turn invest in foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and country risk. Foreign investments of the Underlying Funds may include securities of issuers located in emerging countries in Asia, Latin America, Eastern Europe and Africa. The Funds also may invest in Underlying Funds that invest in mid-, small-, and micro-capitalization stocks, which may be riskier than investing in larger, more established companies.

A Fund’s investment in Underlying Funds that invest in fixed-income securities will be subject to, among other things, credit (or default) risk and interest rate/maturity risk. Credit (or default) risk is the risk that an issuer or guarantor of a security or a counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Interest rate/maturity risk is the risk that increases in prevailing interest rates will

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cause fixed-income securities held by a Fund to decline in value. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

The Underlying Funds will also be subject to prepayment (or call) risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected) and debt extension risk (the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund later than expected).

The Funds may invest in Underlying Funds that invest in asset-backed and structured investment securities, which may involve a greater chance of default during periods of economic downturn than other securities, and may be less liquid and more difficult to value and liquidate. Underlying Funds also may invest in real estate securities, commodity-related securities and money market investments. The risks of the Underlying Funds’ investments and a Fund to the extent a Fund invested in those investments directly are discussed in more detail below.

Arbitrage Risk — The risk incurred when a Fund invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to a Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

Asset Allocation Risk — The risk that the selection by the Adviser of the Underlying Funds and the allocation of a Fund’s assets among the Underlying Funds and the Sub-Adviser will cause a Fund to underperform other funds with similar investment objectives. In this regard, a Fund also may temporarily deviate from its factor exposures for the purpose of managing distributions. In addition, the Adviser may invest Fund assets in Underlying Funds managed by a limited number of investment managers. In such circumstances, a Fund’s performance could be substantially dependent on the performance of such managers. Similarly, the Adviser’s allocation of a Fund’s assets to a limited number of Underlying Funds may adversely affect the performance of a Fund, and, in such circumstances, it will be more sensitive to the performance and risks associated with those Underlying Funds and any investments in which such Underlying Funds focus.

Currency Risk — The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of a Fund’s or Underlying Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that a Fund or Underlying Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to

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emerging market countries. Conversely, in strategies where currency risk is hedged, the risk is that an increase in the value of the local currency relative to the U.S. dollar will not be earned by a Fund investor.

Commodities Risk — Exposure to commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies.

The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund may invest may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause a Fund’s share value to fluctuate.

Convertible Securities — Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Credit Default Swaps Risk — A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps may have as reference obligations one or more securities that are not currently held by a Fund. The protection "buyer" may be obligated to pay the protection "seller" an up-front payment

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or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Cybersecurity Risk — With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of a Fund’s operations, a Fund and its Adviser, any Sub-Advisers, custodian, transfer agent, distributor and other service providers and the financial intermediaries (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down a Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Derivatives Risk — A Fund (or an Underlying Fund) may invest in derivatives, which are financial instruments whose value is typically based on the value of a security, commodity or index, in order to better track the Index. These instruments include options, futures contracts, swap agreements, including total return swap agreements, and similar instruments. A Fund’s (or an Underlying Fund’s) use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the

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amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, a Fund’s use of derivatives may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if a Fund had not used such instruments.

Derivative instruments also are subject to the risk that the market value of an instrument will change to the detriment of a Fund. If the Adviser inaccurately forecast the values of securities, interest rates or other economic factors in using derivatives, a Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by a Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what a Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Distressed Investments Risk — Distressed investments include loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, many of which are not publicly traded and may involve a substantial degree of risk. In certain periods, there may be little or no liquidity in the markets for these securities or instruments. In addition, the prices of such securities or instruments may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be more difficult to value such securities, and the spread between the bid and asked prices of such securities may be greater than normally expected. If a Fund’s evaluation of the risks and anticipated outcome of an investment in a distressed security should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the original investment.

Emerging Markets Risk — A Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including

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restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which a Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of these risk factors, a Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment.

Equity Risk — Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Notes Risk — Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An Underlying Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an Underlying Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.

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Financial Sector Risk — The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. A Fund may be adversely affected by events or developments negatively impacting the financial sector.

Fixed Income Securities Risk — Fixed income securities held by a Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. In addition, current market conditions may pose heightened risks for fixed income securities. Current interest rates are at or near historic lows, and as the Federal Reserve Board has begun tapering its quantitative easing program and in December of 2015 began raising the federal funds rate, there is a risk that interest rates will rise. Future increases in interest rates could result in less liquidity and greater volatility of fixed income securities. A fund may lose money if short-term or long-term interest rates rise sharply. Moreover, new regulations applicable to and changing business practices of financial intermediaries restricting their market marking activities for certain fixed income securities, which may reduce the liquidity and increase the volatility for such fixed income securities.

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Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

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Credit Risk. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed income securities involve greater credit risk, including the possibility of default or bankruptcy.

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Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.

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Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that a Fund may

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not be able to sell a security or close out an investment contract when it wants to. If this happens, a Fund will be required to hold the security or keep the position open, and it could incur losses.

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Prepayment and Extension Risk. Many types of fixed income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

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Variable and Floating Rate Securities. Variable and floating rate securities generally are less sensitive to interest changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign (Non-U.S.) Investment Risk — Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

Special Risks of Foreign Securities: Foreign securities involve special risks and costs, which are considered by the investment adviser in evaluating the creditworthiness of issuers and making investment decisions for a Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent

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accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Funds’ or Underlying Funds’ investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds or Underlying Funds are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund’s or Underlying Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that a Fund or Underlying Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Funds or Underlying Funds may expose them to risks independent of their securities positions.

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The Funds or Underlying Funds may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which a Fund or Underlying Fund has invested.

In addition, voters in the United Kingdom (“UK”) have approved withdrawal from the European Union. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by those actions. Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the EU, which could exacerbate market and currency volatility and negatively impact the Funds’ investments in securities issued by companies located in EU countries. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments.

Forward and Futures Contract Risk — The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so. A Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to a Fund from the futures clearing broker in the event of a bankruptcy of the broker. A futures clearing broker is required to segregate customer funds pursuant to the Commodities Exchange Act and the regulations of the U.S. Commodity Futures Trading

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Commission (“CFTC”). However, in the unlikely event of the broker’s bankruptcy, there is no equivalent of the Securities Investors Protection Corporation insurance as is applicable in the case of securities broker dealers’ bankruptcies.

Geographic and Sector Risk — The risk that if a Fund (or an Underlying Fund) invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development affecting that region or sector may affect the value of a Fund’s investments more than if a Fund’s investments were not so focused. While the Funds may not concentrate in any one industry, a Fund may invest without limitation in a particular country or market sector.

High Portfolio Turnover Risk — A Fund’s Sub-Adviser and/or the Underlying Funds, as applicable, may engage in active trading, including investments made on a shorter-term basis, which may lead to increased expenses that may result in lower investment returns.

High Yield Risk — Exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a government or company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a Fund’s performance.

Index Tracking Error Risk — The performance of an Underlying Fund and its index may differ from each other for a variety of reasons. For example, an Underlying Fund that is index-based in which a Fund invests incurs operating expenses and portfolio transaction costs not incurred by the Underlying Fund's index. In addition, the Underlying Fund may not be fully invested in the securities of the index that it tracks at all times or may hold securities not included in its index.

Investment Companies and Exchange-Traded Funds Risk — When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of the Underlying Fund in addition to those paid by a Fund. The

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risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Investment Style Risk — The risk that different investment styles (e.g., “growth,” “value,” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style.

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Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Value Investing Risk is the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by a Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Quantitative Investing Risk the risk that the value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the multifactor quantitative model, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Certain Sub-Advisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging investments.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose a Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for a Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. A Fund bears the risk that the quantitative models used will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable a Fund to achieve its investment objective.

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All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

IPO and SEO Risk — The market value of shares sold in an initial public offering (an “IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. “SEOs” are seasoned (i.e., secondary) equity offerings of U.S. equity securities. The purchase of IPO shares may involve high transaction costs. IPO and SEO shares are subject to market risk and liquidity risk. In addition, the prices of securities sold in IPOs or SEOs may be highly volatile or may decline shortly after the initial public offering or seasoned equity offering.

Leveraging Risk — Financial leverage refers to the use of debt to acquire assets. The Fund may use leverage through a line of credit offered by a bank or may purchase derivatives that have the effect of creating leverage. The use of leverage may exaggerate any increase or decrease in a Fund’s net asset value, causing a Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause a Fund or Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. Additionally, for certain derivatives, such as futures, adverse changes in the value or level of the reference asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative.

Liquidity Risk — There is risk that a Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Fund would like or difficult to value. A Fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on fund management or performance. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Litigation and Enforcement Risk — Companies involved in significant restructuring tend to involve increased litigation risk, including for investors in these companies. This risk may be greater in the event an Underlying Fund takes a large position or is otherwise prominently involved. The expense of defending against (or asserting) claims and paying

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any amounts pursuant to settlements or judgments would be borne by the Underlying Fund (directly if it were directly involved or indirectly in the case of claims by or against an underlying company or settlements or judgments paid by an underlying company). Further, ownership of companies over certain threshold levels involves additional filing requirements and substantive regulation on such owners, and if a Fund fails to comply with all of these requirements, the Underlying Fund may be forced to disgorge profits, pay fines or otherwise bear losses or other costs from such failure to comply.

In addition, there have been a number of widely reported instances of violations of securities laws through the misuse of confidential information. Such violations may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized and for penalties. Investigations and enforcement proceedings may be charged with involvement in such violations. Furthermore, if persons associated with a company in which a Fund invested engages in such violations, that fund could be exposed to losses.

Management Risk — The net asset value of a Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities or derivatives in which a Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the Adviser may have conflicts of interest that could interfere with its management of a Fund’s portfolio. For example, the Adviser or its affiliates may manage other investment funds or have other clients that may be similar to, or overlap with, the investment objective and strategy of a Fund, creating potential conflicts of interest when making decisions regarding which investments may be appropriate for a Fund and other clients. Further information regarding conflicts of interest is available in the SAI.

Market Capitalization Risk — Stocks fall into the following broad market capitalization categories—large, medium, small and micro. A Fund or an Underlying Fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of micro, small or medium capitalization companies, investors may migrate to the stocks of micro, small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium, small, and micro capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate.

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Securities of medium, small and micro capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Micro, small and medium capitalization issuers also may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small and micro capitalization companies. Generally, the smaller the company size, the greater the risk.

Some micro, small, and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium, small and micro capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Market Risk — Overall capital market risk may affect the value of individual instruments in which a Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of a Fund’s investments goes down, your investment in a Fund decreases in value and you could lose money.

Market Events Risk — Financial markets are subject to periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty, such as what was experienced in and around 2008. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, may take steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may also reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

Money Market Instrument Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC adopted money market fund reform intended to address potential

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systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk — The underlying funds that invest in municipal bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal bonds to pay interest or repay principal. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, an underlying fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the underlying fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, an underlying fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the underlying fund’s operating expenses. Any income derived from the underlying fund’s ownership or operation of such assets may not be tax-exempt. Municipal bonds are generally subject to interest rate, credit and market risk.

Because many municipal bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal bonds backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal bonds are subject to the risk that the Internal Revenue Service (the “IRS”) may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal bond is taxable, which may result in a significant decline in the value of the security.

Municipal bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal bond issuers than for issuers of other securities, and the investment performance of an underlying fund investing in municipal bonds may therefore be more dependent on the analytical abilities of the Adviser than if the underlying fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect an underlying fund’s ability to sell municipal bonds it holds at attractive prices or value municipal bonds.

New Fund Risk — A Fund is newly-formed. Investors bear the risk that a Fund may not grow to or maintain economically viable size, not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in a Fund being liquidated at any time without shareholder approval and/or at

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a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders. In addition, the Adviser, which was founded in 1994, has not previously managed a mutual fund.

ReFlow Liquidity Program — The Fund may participate in a variety of liquidity programs offered by ReFlow Fund, LLC (“ReFlow”). These include the ReFlow Redemption Service and ReFlow NAVswap, both of which are designed to provide alternative sources of liquidity to funds experiencing net redemptions of their shares. The ReFlow Redemption Service provides participating funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed from the fund and settling the next business day, subject to certain limitations. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In the event the Fund uses the ReFlow Redemption Service, the Fund will pay a fee to ReFlow each time ReFlow purchases Fund shares, calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. ReFlow NAVswap also provides participating funds with a source of cash to meet net shareholder redemptions. ReFlow NAVswap is an International Swaps and Derivatives Association governed total return swap in which a fund receives a return that corresponds to the daily change in the fund’s net asset value. In return, the fund pays one-month SOFR plus a spread. By participating in the ReFlow programs, the Fund may maintain a lower cash balance than might otherwise be required. In an environment of declining market values, a fund participating in the ReFlow programs may experience a greater decrease in value than it would if it did not participate in the programs and instead maintained a higher cash balance.

REIT Risk — There is risk that investments in real estate investment trusts (REITs) will make an Underlying Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Restricted Securities — A Fund may invest securities in which the disposition would be subject to legal restrictions (so called “restricted securities”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “Securities Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of this limitation

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by a Fund. However, investing in Rule 144A securities could result in increasing the level of a Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Securities Issued In PIPE Transactions — A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

Securities Lending Risk — To realize additional income, a Fund or its Underlying Fund may lend portfolio securities with a value of up to 33⅓% of a Fund’s or Underlying Fund’s total assets, including any collateral received from the loans. A Fund (or Underlying Fund) receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. The collateral a Fund receives will generally take the form of cash, U.S. Government securities, letters of credit, or other collateral as deemed appropriate by the Adviser. A Fund (or the Underlying Fund) may use any cash collateral it receives to invest in short-term investments, including money market funds. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by a Fund may be less than the value of the securities on loan. A Fund will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Short Sales Risk — A Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. A Fund may also use short sales for non-hedging purposes to pursue its investment objectives if, in the portfolio manager’s view, the security is over-valued. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on a Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover a Fund’s short position will be available for purchase.

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The SEC and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/or industries with respect to which a Fund may enter into short positions, and may hinder a Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

SPACs Risk — An Underlying Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the Volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Subsidiary Risk — By investing in a Subsidiary, an Underlying Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Fund and are subject to the same risks that apply to similar investments if held directly by the Underlying Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. A Subsidiary is not registered under the 1940 Act and generally is not subject to all the investor protections of the 1940 Act. However, the Underlying Fund wholly owns and controls the Subsidiary, and the Underlying Fund and the Subsidiary are both managed by the same adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Underlying Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Underlying Fund and/or the Subsidiary to operate as described in its prospectus and statement of additional information and could adversely affect a Fund.

Taxability Risk — Some or all of an Underlying Funds’ income may be subject to the federal alternative minimum tax, which could reduce a Fund’s after-tax returns from the Underlying Funds. In addition, there is no guarantee that all of a Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by a Fund or an Underlying Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax

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authorities, or non-compliant conduct of a bond issuer. A Fund or an Underlying Fund may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in a Fund’s value.

Tax Risk — The federal income tax treatment of the complex securities in which Underlying Funds may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for an Underlying Fund itself to comply with such rules. Furthermore, the ability of the Underlying Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. In addition, the Underlying Fund’s use of derivatives may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if a Fund had not used such instruments.

Tax-Managed Investing Risk — Market conditions may limit a Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. A Fund’s tax-managed strategy may cause a Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. A Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a Fund can generally be expected to distribute a smaller percentage of returns each year than an equity mutual fund that is managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

U.S. Government Securities Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Valuation Risk — The sale price a Fund could receive for a security may differ from a Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets, or that are valued using a fair value methodology. Because portfolio securities of a Fund may be traded on non-U.S. exchanges, and non-U.S. exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares.

Volatility Risk — A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

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9. Other:

As of February 28, 2019, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders were as follows:

	No. of Shareholders	% Ownership
Symmetry Panoramic US Equity Fund	1	95.99%
Symmetry Panoramic International Equity Fund	1	96.12%
Symmetry Panoramic Global Equity Fund	1	96.30%
Symmetry Panoramic Tax-Managed Global Equity Fund	3	98.94%
Symmetry Panoramic US Fixed Income Fund	1	95.67%
Symmetry Panoramic Municipal Fixed Income Fund	3	96.37%
Symmetry Panoramic Global Fixed Income Fund	1	96.02%
Symmetry Panoramic Alternatives Fund	2	99.99%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets.

11. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of February 28, 2019.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2018 to February 28, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

□ Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

□ Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During Period
Symmetry Panoramic US Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,032.50	0.48%	$ 1.44*
Hypothetical 5% Return	$ 1,000.00	$ 1,022.41	0.48%	$ 2.41**
Symmetry Panoramic International Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,057.60	0.65%	$ 1.98*
Hypothetical 5% Return	$ 1,000.00	$ 1,021.57	0.65%	$ 3.26**
Symmetry Panoramic Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,043.90	0.52%	$ 1.57*
Hypothetical 5% Return	$ 1,000.00	$ 1,022.22	0.52%	$ 2.61**
Symmetry Panoramic Tax-Managed Global Equity Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,055.00	0.42%	$ 1.28*
Hypothetical 5% Return	$ 1,000.00	$ 1,022.71	0.42%	$ 2.11**
Symmetry Panoramic US Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,022.90	0.41%	$ 1.23*
Hypothetical 5% Return	$ 1,000.00	$ 1,022.76	0.41%	$ 2.06**
Symmetry Panoramic Municipal Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,013.70	0.41%	$ 1.22*
Hypothetical 5% Return	$ 1,000.00	$ 1,022.76	0.41%	$ 2.06**
Symmetry Panoramic Global Fixed Income Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 1,027.70	0.43%	$ 1.29*
Hypothetical 5% Return	$ 1,000.00	$ 1,022.66	0.43%	$ 2.16**
Symmetry Panoramic Alternatives Fund
Class I Shares
Actual Fund Return	$ 1,000.00	$ 995.20	0.50%	$ 1.48*
Hypothetical 5% Return	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51**

*

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 108/365 (to reflect the period since inception on November 12, 2018 to the period ended February 28, 2019.)

**	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period.)

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees (the “Trustees” or the “Board”) of Symmetry Panoramic Trust (the “Trust”) held on July 17, 2018, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), approved:

(1)

an investment advisory agreement (the “Advisory Agreement”) between Symmetry Partners, LLC (“Symmetry”) and the Trust, on behalf of the Symmetry Panoramic U.S. Equity Fund, Symmetry Panoramic International Equity Fund, Symmetry Panoramic Global Equity Fund, Symmetry Panoramic Tax-Managed Global Equity Fund, Symmetry Panoramic US Fixed Income Fund, Symmetry Panoramic Municipal Fixed Income Fund, Symmetry Panoramic Global Fixed Income Fund, and Symmetry Panoramic Alternatives Fund (each, a “Fund” and together, the “Funds”), pursuant to which Symmetry would provide the Funds with investment advisory services; and

(2)

an investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between AQR Capital Management, LLC (“AQR”) and Symmetry, pursuant to which AQR would provide investment sub-advisory services to the Symmetry Panoramic U.S. Equity Fund, Symmetry Panoramic International Equity Fund, and Symmetry Panoramic Global Equity Fund (the “Sub-Advised Funds”).

In considering whether to approve the Agreements, the Trustees considered and discussed information and analyses provided in advance of the meeting by Symmetry, AQR, and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees were assisted in their review by counsel to the Trust and independent legal counsel, and met with counsel in executive session separate from representatives of Symmetry and AQR. The Trustees evaluated a number of considerations they believed, in light of the legal advice furnished to them by counsel, and their own business judgment, to be relevant, and then made decisions in their business judgment. In considering the approval of the Agreements for an initial two-year period, the Board evaluated all factors it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

The nature, extent, and quality of the advisory services to be provided, including investment performance. The Board considered the nature, extent, and quality of the services to be provided by Symmetry to the Funds and by AQR to the Sub-Advised Funds. The Board considered the proposed investment strategies for each Fund and Symmetry and AQR’s expertise with respect to such strategies; the experience, capability, and integrity of Symmetry and AQR’s respective senior management; the financial resources of Symmetry and AQR; the continuous and regular management and services to be provided by Symmetry and AQR and the risks assumed and borne; and the professional qualifications of the portfolio management teams of Symmetry and AQR.

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The Board considered that each Fund would be managed as a multi-factor fund providing exposure to different managers that, in Symmetry’s view, are best able to deliver certain factor exposures as identified by Symmetry, and that Symmetry would access these investment managers on behalf of the Funds either through investment in other registered investment companies or by entering into a sub-advisory relationship with one or more investment managers pursuant to which the sub-adviser would be responsible for advising an allocated portion of a Fund’s assets. The Board noted that, in implementing each Fund’s investment strategy, Symmetry would combine the Fund’s investments in other registered investment companies with any sub-advised positions to gain a more complete set of market and factor exposures for the Fund and would manage investment and sub-adviser rebalances and transitions within the Fund’s portfolio. The Board noted that Symmetry’s advisory fee would serve as compensation for these services as well as other services it would provide to the Funds, including: development, implementation and monitoring of each Fund’s investment program, assessing each Fund’s investment objectives and policies, composition, investment style and investment process, and development and evaluation of strategic initiatives with respect to the Funds; as a “manager of managers,” selecting sub-advisers for the Funds and monitoring such sub-advisers’ implementation of and adherence to each Fund’s investment objectives, policies, and restrictions; providing a continuous investment program for each Fund and making determinations with respect to the investment of a Fund’s assets, including day-to-day management of the Fund or portions thereof; reviewing brokerage matters; generally overseeing compliance by the Trust; carrying out directives of the Board as they relate to each Fund; and making its employees available to serve as trustees and officers of the Trust. The Board further noted the services Symmetry would provide the Funds in the form of oversight of the services provided by the Funds’ custodian, administrator, transfer agent, independent accountant and legal counsel and supervision of the performance of recordkeeping and shareholder relations functions of the Funds. The Board considered that Symmetry’s management services also would include, among other things, the provision of supervisory, compliance, and administrative services to each Fund.

With respect to its consideration of AQR as the sub-adviser to the Sub-Advised Funds, the Board considered Symmetry’s reasons for recommending that AQR be appointed as the sub-adviser to the Funds, including Symmetry’s due diligence concerning and previous experience with AQR. The Board noted that under the Sub-Advisory Agreement, AQR, subject to the oversight of the Trustees and the supervision of Symmetry, will be responsible for, among other things: making investment decisions on behalf of each Sub-Advised Fund or its allocated portion of such Sub-Advised Fund; placing with brokers or dealers all orders for the purchase and sale of investments for each Sub-Advised Fund or allocated portion it advises; and performing limited related functions.

As the Funds had not yet commenced operations, the Board had no historical performance to review. However, the Board was provided composite and model performance results of Symmetry’s similarly managed portfolios, which, subject to a number of limitations, was designed to aid the Board in understanding how each Fund may have performed if it had been operating in the past. The Board discussed with

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representatives of Symmetry and AQR the portfolio managers’ experience and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of Symmetry and AQR.

On the basis of this information and the Board’s assessment of the nature, extent, and quality of advisory services to be provided by Symmetry to the Fund and sub-advisory services to be provided by AQR to the Sub-Advised Funds, the Board concluded that Symmetry and AQR were capable of generating a level of investment performance that is appropriate in light of the Funds’ proposed investment objectives, policies, and strategies. The Board also determined that Symmetry and AQR could provide investment and related services that are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs.

Advisory fees, sub-advisory fees, and total expense ratios. The Board considered the proposed advisory and sub-advisory fees and anticipated total expense ratios of each Fund, including information comparing the advisory fee and total expense ratio of each Fund to the advisory fees and total expense ratios of comparable investment companies. The Board observed, among other things, that each Fund’s proposed contractual advisory fee was within the range of contractual advisory fees paid by funds in the peer group determined by Broadridge. The Board also was provided with information concerning fees charged by Symmetry to clients accessing investment strategies similar to those of the Funds. The Board took note of the differences in advisory services to be provided to the Funds and those provided to Symmetry’s other accounts. The Board accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to Symmetry’s other accounts, and differences in the nature and scope of services Symmetry provides to these other accounts, as well as differences in the market for these types of accounts. The Board further observed that, consistent with their investment strategies, the Funds would make significant investments in other registered investment companies and, as a result, would bear their pro rata share of the fees and expenses of such other companies. The Board noted that, with respect to each Fund, Symmetry would contractually agree to waive its management fee so as to cap the aggregate management fee retained by Symmetry with respect to each Fund after payment of sub-advisory fees and, separately, would contractually agree to reduce each Fund’s fees and absorb expenses of each Fund so as to limit total annual Fund operating expenses, in each case through at least October 31, 2019. The Board considered that the net advisory fees for the Symmetry Panoramic Tax-Managed Global Equity Fund and Symmetry Panoramic Alternatives Fund would be higher than the net advisory fees of the other Funds, and that such difference was in recognition of the additional tax management services and additional due diligence and monitoring services, respectively, to be provided to those Funds. The Board considered the entrepreneurial and expense risk to be borne by Symmetry that is associated with entering into such contractual arrangements. In considering the sub-advisory fees to be paid to AQR, the Board noted the breakpoint structure for each Fund’s sub-advisory fee. The Board noted that AQR’s fee will be paid by Symmetry (out of its fee paid by the Fund) and not by the Fund. The Board considered the sub-advisory fees to be paid to AQR in relation to the fees to be paid to Symmetry by

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the Funds and the respective services to be provided by AQR and Symmetry. The Board considered the meaningful differences in the services that Symmetry will provide to the Funds as compared to the services to be provided by AQR. Based on this review, the Board concluded that the fees to be paid to Symmetry and AQR supported the Board’s approval of the Agreements.

On the basis of these and other considerations, together with the other information it considered, the Board determined that the advisory and sub-advisory fees to be received by Symmetry and AQR under the Agreements were reasonable in light of the services to be provided and the risks to be borne by Symmetry and AQR, respectively.

The cost of advisory services provided and the level of profitability. The Board noted that the Funds were not yet operational and therefore no revenue, cost, or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding Symmetry’s costs of providing advisory services to the Funds. The Board also noted that the sub-advisory fees are the product of arm’s-length negotiation between Symmetry and AQR. Based on this information, the Board determined that the profitability of Symmetry from its relationship with each Fund was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board evaluated the extent to which the advisory and sub-advisory fees payable under the Agreements reflect economies of scale or will permit economies of scale to be realized in the future. The Board considered Symmetry’s willingness to limit each Fund’s expenses and cap its advisory fee. The Board noted that, in the future, it would have the opportunity to periodically reexamine the appropriateness of advisory fees payable to Symmetry and sub-advisory fees payable by Symmetry to AQR.

Benefits to Symmetry, AQR, and their affiliates from their relationships with the Funds. The Board considered other benefits derived by Symmetry, AQR, and their affiliates from their relationships with the Funds. The Board noted that, although both Symmetry and AQR have the ability to realize soft dollar benefits from their relationship with the Funds, neither currently intends to do so. The Board also considered the potential benefits flowing to Symmetry from sponsoring its own family of mutual funds and how the Funds may be used in delivering investment advisory services to Symmetry’s other clients. The Board noted that it would have the opportunity to review the appropriateness of these benefits over time.

Other considerations. The Board considered the investment objective and strategy of each Fund and noted that Symmetry believed the Funds would enhance Symmetry’s product offerings. The Board noted that Symmetry had made a substantial commitment to the development of the strategy represented by each Fund and to the recruitment and retention of high quality personnel, and maintained the financial, compliance, and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and its respective shareholders. In

SYMMETRY PANORAMIC TRUST
FEBRUARY 28, 2019

this regard, the Board favorably considered Symmetry’s procedures and policies to enforce compliance with applicable laws and regulations and, with respect to the Sub-Advised Funds, oversee the sub-advisory activities of AQR. The Board also noted that Symmetry had made a significant entrepreneurial commitment to the development, management and success of the Funds and assumed commensurate risk.

Conclusion. After consideration of the factors described above, as well as other factors, the Board, including all of the Independent Trustees, concluded that the terms of the Agreements evidenced substantial due diligence, arm’s length negotiation, and were consistent with the interests of the Funds and investors.

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Symmetry Panoramic Funds

P.O. Box 588

Portland, ME 04112

1-844-796-3863

Investment Adviser:

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”).

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Dana D'Auria
Dana D'Auria
President

Date: May 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Dana D'Auria
Dana D'Auria
President

Date: May 8, 2019

By	/s/ Stephen Connors
Stephen Connors
Treasurer & Principal Financial Officer

Date: May 8, 2019